FILE NOS.
                                                                       333-
                                                                       811-9491
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                     UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549
                       FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



[   ] Pre-Effective Amendment No.___   [   ] Post-Effective Amendment No. ___

                      (Check appropriate box or boxes)

-----------------------------------------------------------------    -----------------------------------------------------
Exact Name of Registrant as Specified in Charter:                    Area Code and Telephone Number:

Allianz Variable Insurance Products Trust                            763-765-6500
--------------------------------------------------------------------------------------------------------------------------

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
-----------------------------------------------------------------    ------------------------------------------------------

Name and Address of Agent for Service:                               Approximate Date of Proposed Public Offering:

H. Bernt von Ohlen, Esq.                                             As soon as practicable after the effective date of
5701 Golden Hills Drive, Minneapolis, MN 55416-1297                  the Registration Statement.

With a copy to:

Michael J. Radmer, Esq.
Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, MN  55402

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(Number and Street)   (City)   (State)   (Zip Code)
--------------------------------------------------------------------------------------------------------------------------

Calculation of Registration Fee under the Securities Act of 1933:

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       Title of                                       Proposed              Proposed
      Securities                                      Maximum                Maximum                  Amount of
         Being               Amount Being          Offering Price           Aggregate               Registration
      Registered              Registered              per Unit           Offering Price                  Fee
-------------------------------------------------------------------------------------------------------------------------
                                                                                            No filing fee is due because
                                                                                            of reliance on Section 24(f)
   Shares of Beneficial                                                                      of the Investment Company
       Interest                                                                                      Act of 1940
--------------------------------------------------------------------------------------------------------------------------

It is proposed that this filing will become effective on September 15, 2008 pursuant to Rule 488.

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

                              PART A - PROSPECTUSES
                              _____________________




                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                AZL[{reg-trade-mark}] LMP Large Cap Growth Fund

                            5701 Golden Hills Drive
                          Minneapolis, MN  55416-1297

Dear Allianz Life and Allianz Life of New York Variable Annuity Contract or Variable Life Insurance Policy Owner:

The Board of Trustees of the AZL LMP Large Cap Growth Fund (the "Acquired Fund"), which is a series of the Allianz Variable Insurance Products Trust (the "VIP Trust"), is pleased to submit a proposal to reorganize the Acquired Fund into AZL Legg Mason Growth Fund (the "Acquiring Fund"), which is another series of the VIP Trust.

As the owner of a variable annuity contract or a variable life insurance policy issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York, you are an indirect participant in the Acquired Fund. Accordingly, we ask that you indicate whether you approve or disapprove of the proposed reorganization by submitting instructions on how to vote the shares that you own beneficially by phone, internet, or mail.

The proposed reorganization is being undertaken primarily for two reasons:
   * To reduce fees for contract holders, and
   * To provide further economies of scale.

THE BOARD OF TRUSTEES OF THE VIP TRUST BELIEVES THAT THE TRANSACTION IS IN THE BEST INTEREST OF THE ACQUIRED FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL.

The Board considered various factors in reviewing the proposed reorganization on behalf of the Acquired Fund's shareholders, including, but not limited to, the following:
   * The continuity of investments between the Acquired Fund and the Acquiring Fund.
   * The expectation that the reorganization will reduce expense ratios for the Funds and achieve other economies of scale.
   * Historical performance of the Funds.
   * The expectation that the reorganization will be tax-free.

If the proposal is approved, the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for newly issued shares of the Acquiring Fund. These Acquiring Fund shares in turn will be distributed proportionately to the Acquired Fund's shareholders in complete liquidation of the Acquired Fund. In order to accomplish the proposed reorganization, the Board of Trustees of the Acquired Fund submits for your approval an Agreement and Plan of Reorganization.

Whether or not you plan to attend the meeting, please review the enclosed voting instruction form. You may submit your instructions on voting the shares that you beneficially own by phone, internet, or mail. Following this letter is a Q&A summarizing the reorganization and information on how to vote your shares. Please read the entire proxy statement/prospectus carefully before you vote.

Thank you for your prompt attention to this important matter.

                                       Sincerely,

                                       Jeffrey W. Kletti
                                       President

                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                         PROXY STATEMENT/PROSPECTUS Q&A

September __, 2008

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR THE AZL LMP LARGE CAP GROWTH FUND.

WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY
STATEMENT/PROSPECTUS.

Q: WHY IS THE REORGANIZATION BEING PROPOSED?
   The Reorganization is being proposed primarily in an effort to reduce operating expenses for one of the funds available to owners of variable annuity contracts or variable life insurance policies issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York and to provide further economies of scale.

   Your Board of Trustees has determined that the Reorganization is in the best interests of the Acquired Fund's shareholders and recommends that you vote FOR the Reorganization.

Q: WILL THE EXPENSES OF THE FUND IN WHICH I PARTICIPATE INCREASE AS A RESULT OF
   THE REORGANIZATION?
   For at least the first year after the Reorganization, the total expense ratio for the Acquiring Fund is expected to be lower than the total expense ratio for the Acquired Fund prior to the Reorganization.

Q: WHO IS PAYING THE COSTS OF THE SHAREHOLDER MEETING AND THIS PROXY
   SOLICITATION?
   The Acquired Fund will bear these costs.

Q: WILL I INCUR TAXES AS A RESULT OF THE REORGANIZATION?
   The Reorganization is expected to be tax-free.

Q: IF APPROVED, WHEN WILL THE REORGANIZATION HAPPEN?
   If shareholders approve the Reorganization, it will take place shortly after the shareholder meeting.

Q: IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?
   No. Upon shareholder approval of the Reorganization, the Acquired Fund shares that serve as a funding vehicle for benefits under your variable annuity or variable life contract automatically will be exchanged for shares of the Acquiring Fund. The total value of the Acquiring Fund shares that a shareholder receives in the Reorganization will be the same as the total value of the Acquired Fund shares held by the shareholder immediately before the Reorganization.

Q: HOW DOES THE BOARD RECOMMEND THAT I VOTE?
   After careful consideration, the Board recommends that you vote FOR the Reorganization.

Q: HOW AND WHEN DO I VOTE?
   You can vote in one of four ways:
   - By mail with the enclosed voting instruction form
   - By telephone
   - By web site
   - In person at the meeting

   Please refer to the enclosed voting instruction form for the telephone number and internet address. Please vote as soon as possible by following the instructions on the voting instruction form.

Q: WHOM SHOULD I CALL IF I HAVE QUESTIONS?
   If you have questions about any of the proposals described in the proxy statement or about voting procedures, please call toll free at 1-800-950-5872 ext. 35857.

                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                            5701 GOLDEN HILLS DRIVE
                       MINNEAPOLIS, MINNESOTA  55416-1297

                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD NOVEMBER __, 2008

                AZL[{reg-trade-mark}] LMP LARGE CAP GROWTH FUND

A special meeting of the shareholders of the AZL LMP Large Cap Growth Fund (the "Acquired Fund") will be held at 10:00 a.m. on November __, 2008, at the offices of Allianz Life Insurance Company of North America, 5701 Golden Hills Drive, Golden Valley, Minnesota. At the meeting, shareholders will consider the following proposals:

- To approve an Agreement and Plan of Reorganization (the "Plan") between the AZL LMP Large Cap Growth Fund, which is a series of the Allianz Variable Insurance Products Trust (the "VIP Trust"), and the AZL Legg Mason Growth Fund (the "Acquiring Fund"), which is another series of the VIP Trust. Under the Plan, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund, which will be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the assumption of the Acquired Fund's liabilities.
- Other business as may properly come before the meeting, or any adjournment of the meeting.

The Acquired Fund issues and sells its shares to Allianz Life Variable Account A and Allianz Life Variable Account B, which are separate accounts of Allianz Life Insurance Company of North America ("Allianz Life"), and to Allianz Life of NY Variable Account C, which is a separate account of Allianz Life Insurance Company of New York ("Allianz Life of NY"). Allianz Life Variable Account A, Allianz Life Variable Account B, and Allianz Life of NY Variable Account C are referred to together as the "separate accounts." The separate accounts hold shares of mutual funds, including the Acquired Fund, which serve as a funding vehicle for benefits under variable annuity contracts and variable life insurance contracts issued by Allianz Life and Allianz Life of NY. As the owners of the assets held in the separate accounts, Allianz Life and Allianz Life of NY are the sole shareholders of the Acquired Fund and are entitled to vote all of the shares of the Acquired Fund. However, Allianz Life and Allianz Life of NY will vote outstanding shares of the Acquired Fund in accordance with instructions given by the owners of the annuity and life insurance contracts for which the Fund serves as a funding vehicle. This Notice is being delivered to annuity and life insurance contract holders who, by virtue of their ownership of the contracts, beneficially owned shares of the Acquired Fund on the record date, so that they may instruct Allianz Life and Allianz Life of NY how to vote the shares of the Acquired Fund underlying their contracts.

Shareholders of record at the close of business on September __, 2008 (the "Record Date"), are entitled to vote at the meeting.



                                        By order of the Board of Directors

                                        Michael J. Radmer, Secretary

September __, 2008



                       YOU CAN VOTE QUICKLY AND EASILY.

    PLEASE FOLLOW THE INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION FORM.

              PROXY STATEMENT/PROSPECTUS   -   SEPTEMBER __, 2008

                 ACQUIRED FUND                                 ACQUIRING FUND
AZL[{reg-trade-mark}] LMP Large Cap Growth Fund AZL[{reg-trade-mark}] Legg Mason Growth Fund
         ("LMP Large Cap Growth Fund")                       ("LM Growth Fund")

This proxy statement/prospectus describes a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which the outstanding shares of the LMP Large Cap Growth Fund, which currently serves as a funding vehicle for your variable annuity or variable life insurance contract, (the "Acquired Fund") would be exchanged for shares of the LM Growth Fund (the "Acquiring Fund").
Both the Acquiring Fund and the Acquired Fund, which are sometimes referred to individually as a "Fund" and collectively as the "Funds," are named above. Both of the Funds are series of the Allianz Variable Insurance Products Trust (the "VIP Trust"). The address of the Funds is 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. The phone number of the Funds is 877-833-7113.


 THE BOARD OF TRUSTEES OF THE VIP TRUST UNANIMOUSLY RECOMMENDS APPROVAL OF THE
                                     PLAN.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials, and other information with the SEC. These reports, proxy materials, and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's Web site at http://www.sec.gov.

You should retain this proxy statement/prospectus for future reference. It sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. Additional information is set forth in the Statement of Additional Information dated September __, 2008, relating to this proxy statement/prospectus. A current prospectus for the Acquiring Fund, which gives a detailed description of the Acquiring Fund's policies, strategies, and restrictions, accompanies this proxy statement/prospectus.

This proxy statement/prospectus was first mailed to contract holders during the week of October __, 2008.

WHERE TO GET MORE INFORMATION

FUND REPORTS:    THE ACQUIRING FUND:                                         THE ACQUIRED FUND:
Most recent      Accompanying, and incorporated by reference into, this      Incorporated by reference into this proxy
prospectus,      proxy statement/prospectus.                                 statement/prospectus. For a copy at not charge,
dated May 1,                                                                 call toll fredd 877-833-7113 or write to the
2008.                                                                        address given below this table.
Most recent      For a complete copy at no charge, call toll-free 877-833-
annual report,   7113 or write to the address given below this table.
for the period
ended December
31, 2007.

THIS PROXY STATEMENT/PROSPECTUS:

Statement of Additional Information Incorporated by reference into this proxy statement/prospectus.  For a copy at no charge, call
dated the same date as this proxy   toll-free 1-800-950-5872 ext. 35857 or write to Allianz VIP Trust, Advisory Management, A 3-
statement/prospectus. This document 825, 5701 Golden Hills Drive, Minneapolis, MN 55416.
contains information about both the
Acquired Fund and the Acquiring
Fund.
To ask questions about this proxy   Call toll free 1-800-950-5872 ext. 35857 or write to: Allianz VIP Trust, Advisory Management, A
statement/prospectus.               3-825, 5701 Golden Hills Drive, Minneapolis, MN 55416.

ADDRESS: Allianz Variable Insurance Products Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
            Statement/Prospectus {diamond-suit} September __, 2008

ABOUT THE ACQUIRED AND ACQUIRING FUNDS

The Acquired Fund issues and sells its shares to separate accounts of Allianz Life Insurance Company of North America ("Allianz Life") and Allianz Life Insurance Company of New York ("Allianz Life of NY"). These separate accounts hold shares of mutual funds, including the Acquired Fund, which serve as funding vehicles for benefits under variable annuity contracts or variable life insurance contracts issued by Allianz Life and Allianz Life of NY. Each separate account has subaccounts that invest in the Acquired Fund and certain other mutual funds. Owners of the variable annuity and variable life insurance contracts issued by Allianz Life and Allianz Life of NY ("contract holders") allocate the value of their contracts among these subaccounts. As the owners of the assets held in the separate accounts, Allianz Life and Allianz Life of NY are the sole shareholders of the Acquired Fund and are entitled to vote all of the shares of each Acquired Fund. However, Allianz Life and Allianz Life of NY will vote outstanding shares of the Acquired Fund in accordance with instructions given by the owners of the annuity and life insurance contracts who are eligible to vote at the meeting.

Both the Acquired Fund and the Acquiring Fund are open-end management investment companies. If the Plan is approved, the shares of the Acquiring Fund will be distributed proportionately by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund. As a result of the Plan, each Acquired Fund shareholder would become the owner of Acquiring Fund shares having a total net asset value equal to the total net asset value of that shareholder's holdings in the Acquired Fund.

The following information summarizes the proposed reorganization of the Acquired Fund into the Acquiring Fund (the "Reorganization").


HOW THE REORGANIZATION WILL WORK

* The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.
* The Acquiring Fund will issue shares of beneficial interest to the Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund's shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. The value of your interest in the subaccount investing in the Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccount that was invested in the Acquired Fund immediately before the Reorganization. You will not pay any sales charge in connection with this distribution of shares. If you already have an Acquiring Fund account, shares distributed in the Reorganization will be added to that account. As a result, when average cost is calculated for income tax purposes, the cost of the shares in the two accounts you owned will be combined.


FUND INVESTMENT OBJECTIVES

The following table presents the investment objectives for each of the Funds.

    ACQUIRED FUND      INVESTMENT OBJECTIVE   ACQUIRING                             INVESTMENT OBJECTIVE
                                                 FUND
LMP LARGE CAP GROWTH    Long-term growth of   LM GROWTH     Maximum long-term capital appreciation with minimum long-term risk to
        FUND                  capital            FUND                                     principal

                                       2
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

                               TABLE OF CONTENTS

SECTION A -- Proposal......................................................4
  PROPOSAL:  Approve or Reject the Agreement and Plan of Reorganization....4
    SUMMARY................................................................4
      How the Reorganization Will Work.....................................4
      Comparison of the Acquired Fund and the Acquiring Fund...............5
      Comparison of Investment Objectives..................................5
      Comparison of Investment Strategies..................................5
      Comparison of Investment Policies....................................6
      Risk Factors.........................................................7
      Performance..........................................................9
      Tax Consequences....................................................11
  FEES AND EXPENSES.......................................................12
  THE REORGANIZATION......................................................13
    Terms of the Reorganization...........................................13
    Conditions to Closing the Reorganization..............................13
    Termination of the Plan...............................................14
    Tax Status of the Reorganization......................................14
    Reasons for the Proposed Reorganization and Board Deliberations.......14
    Boards' Determinations................................................16
    Recommendation and Vote Required......................................16
SECTION B - Proxy Voting And Shareholder Meeting Information..............18
SECTION C - Capitalization, Ownership of Fund Shares and Other Fund
      Information19.........................................................
EXHIBIT A - Agreement and Plan of Reorganization.........................A-1

The prospectus for the Acquiring Fund accompanies this proxy statement/prospectus.


                                       3
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

SECTION A -- PROPOSAL

PROPOSAL:  APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION


SUMMARY
This proxy statement/prospectus is being used by the Acquired Fund to solicit proxies to vote at a meeting of shareholders. Shareholders will consider a proposal to approve the Plan providing for the reorganization of the Acquired Fund into the Acquiring Fund (the "Reorganization"). A form of the Agreement and Plan of Reorganization is included in Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary.


HOW THE REORGANIZATION WILL WORK
The following table shows the names of the Acquired Fund and the Acquiring Fund into which it will be merged.

------------------------------------------
|      ACQUIRED FUND      |ACQUIRING FUND|
------------------------------------------
|LMP Large Cap Growth Fund|LM Growth Fund|
------------------------------------------

* The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.
* The Acquiring Fund will issue shares of beneficial interest in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund's shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. The value of your interest in the subaccount investing in the Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccount that was invested in the Acquired Fund immediately before the Reorganization.
* As part of the Reorganization, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Acquired Fund account will be transferred to your new Acquiring Fund account. If you do not want your systematic transactions to continue, please contact your financial representative to make changes.
* Neither the Acquired Fund nor the contract owners whose contract values are allocated to subaccounts investing in the Acquired Fund will pay any sales charge in connection with the Reorganization.
* After the Reorganization has been completed, contract values that were allocated to subaccounts investing in the Acquired Fund will be allocated to subaccounts investing in the Acquiring Fund. The Acquired Fund will be terminated.



                                       4
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND
Both the Acquired Fund and the Acquiring Fund:
* Are outstanding series of an open-end management investment company organized as a Delaware statutory trust.
* Have Allianz Investment Management LLC, formerly known as Allianz Life Advisers, LLC, (the "Manager") as their investment adviser.
* Have the same policies for buying and selling shares and the same exchange rights.
* Have the same distribution policies.
* Are available only to owners of variable annuity or variable life insurance contracts who allocate contract value to a subaccount that invests in the Funds.


COMPARISON OF INVESTMENT OBJECTIVES
The following table presents the investment objectives for the Funds.

    ACQUIRED FUND      INVESTMENT OBJECTIVE   ACQUIRING                             INVESTMENT OBJECTIVE
                                                 FUND
LMP LARGE CAP GROWTH    Long-term growth of   LM GROWTH     Maximum long-term capital appreciation with minimum long-term risk to
        FUND                  capital            FUND                                     principal

COMPARISON OF INVESTMENT STRATEGIES
Both Funds are large cap growth funds, although by policy, LM Growth Fund may invest in the equity securities with market capitalizations of any size. The Acquired Fund is subadvised by ClearBridge Advisors, LLC, and the Acquiring Fund is subadvised by Legg Mason Capital Management, Inc. ClearBridge and Legg Mason are affiliates.

Detailed strategies for the Acquired Fund and the Acquiring Fund are set forth below:

LMP LARGE CAP GROWTH FUND (ACQUIRED FUND)

The Fund invests primarily in equity securities of U.S. large capitalization issuers. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in these securities and related investments. The Fund will provide notice to shareholders at least 60 days prior to any changes in this policy. The Fund considers large capitalization issuers to be issuers that, at the time of purchase, have market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large capitalization companies for purposes of the Fund's 80% investment policy.

The Fund's equity securities consist primarily of common stocks. The Fund may also invest in preferred stocks, warrants, and rights relating to equity securities and securities convertible into common stocks. The Fund may invest up to 15% of its assets in securities of foreign issuers.

The Subadviser emphasizes individual security selection while diversifying the Fund's investments across industries, which may help to reduce risk. The Subadviser attempts to identify established large capitalization companies with the highest growth potential. The portfolio manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the Subadviser attempts to identify the best values available among the growth companies identified.
In selecting individual companies for investment, the Subadviser considers:

* Favorable earnings prospects
* Technological innovation
* Industry dominance
* Competitive products and services
* Global scope
* Long-term operating history
* Consistent and sustainable long-term growth in dividends and earnings per share
* Strong cash flow
* High return on equity
* Strong financial condition
* Experienced and effective management

                                       5
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

For temporary defensive purposes, or when cash is temporarily available, the Funds may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

LM GROWTH FUND (ACQUIRING FUND)

The Fund invests primarily in common stocks or securities convertible into or exchangeable for common stock. The Subadviser currently anticipates that the Fund will not invest more than 25% of its total assets in foreign securities.

The Fund seeks to invest in companies that, in the Subadviser's opinion, are undervalued at the time of purchase. The selection of common stocks will be made through a process whereby companies are identified and selected as eligible investments by examining all fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis. The Subadviser's investment strategy is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The Subadviser believes that investors should focus on the long-term economic progress of the investment and disregard short-term nuances.

The portfolio manager sells securities when they have realized what the portfolio manager believes is their potential value or when the Subadviser believes that they are not likely to achieve that value in a reasonable period of time.

The Fund may engage in frequent trading in order to achieve its investment objectives.

The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or temporarily during periods when the Subadviser believes prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


COMPARISON OF INVESTMENT POLICIES
If shareholders of the Acquired Fund approve the Reorganization, they will be subject to the investment policies of the Acquiring Fund. Other than as described herein, the Manager does not believe that the differences between the investment policies will result in any material difference in the way the Funds are managed.

LMP LARGE CAP GROWTH FUND (ACQUIRED FUND) AND LM GROWTH FUND (ACQUIRING FUND)

The Funds have substantially similar investment policies. Both Funds are permitted to invest in foreign securities (including, for LMP Large Cap Growth Fund, emerging markets issuers), but with different limits: for LMP Large Cap Growth Fund, up to 15% of assets and for LM Growth Fund, up to 25% of assets may be invested in foreign securities. The LM Growth Fund is a non-diversified fund and is therefore not restricted by the 1940 Act with respect to purchasing securities of any one issuer while the LMP Large Cap Growth Fund must comply with the 1940 Act diversification requirements.



                                       6
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

RISK FACTORS
The principal investment strategies of the Acquiring Fund are comparable to the principal investment strategies of the Acquired Fund. Accordingly, the Acquiring Fund has principal investment risks that are generally comparable to those of the Acquired Fund. Depending upon its assessment of changing market conditions, the subadviser of each Fund may emphasize particular asset classes or particular investments at any given time, which may change the risks associated with the Fund. The fact that a risk is not identified as a principal risk for a particular Fund does not mean that the Fund may not be subject to that risk. For example, a Fund may be permitted to invest in derivatives, but may do so infrequently or ordinarily to such a limited extent that the risk associated with investing in derivatives may not be a principal risk of that Fund. The Statement of Additional Information for the Acquiring Fund, which is incorporated by reference in this proxy statement/prospectus, contains detailed information on the Acquiring Fund's permitted investments and investment restrictions.

The principal risks of investing in the Acquired Fund and the Acquiring Fund are comparable and are shown in the tables below. A discussion of each of the various principal risks follows the tables.

------------------------------------------------------------------------
|RISK                       |LMP LARGE CAP GROWTH FUND| LM GROWTH FUND |
|                           |     (ACQUIRED FUND)     |(ACQUIRING FUND)|
------------------------------------------------------------------------
|Non-Diversification Risk   |                         |       x        |
------------------------------------------------------------------------
|Market Risk                |            x            |       x        |
------------------------------------------------------------------------
|Selection Risk             |            x            |       x        |
------------------------------------------------------------------------
|Growth Stocks Risk         |            x            |       x        |
------------------------------------------------------------------------
|Foreign Risk               |            x            |       x        |
------------------------------------------------------------------------
|Emerging Markets Risk      |            x            |                |
------------------------------------------------------------------------
|Issuer Risk                |            x            |       x        |
------------------------------------------------------------------------
|Convertible Securities Risk|            x            |       x        |
------------------------------------------------------------------------
|Frequent Trading           |                         |       x        |
------------------------------------------------------------------------
|Credit Risk                |            x            |                |
------------------------------------------------------------------------
|Interest Rate Risk         |            x            |                |
------------------------------------------------------------------------


* NON-DIVERSIFICATION RISK: The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.
* MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those Funds that invest in stocks of foreign companies, the value of the Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.
* SELECTION RISK: The Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the Fund's assets. However, there can be no guarantee they will produce the desired results and poor security selection may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.

                                       7
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

* GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
* FOREIGN RISK: Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.
* EMERGING MARKETS RISK: In addition to the risks described under "Foreign Risk," issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
* ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
* CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
* FREQUENT TRADING RISK: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.
* CREDIT RISK: Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
* INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


                                       8
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

PERFORMANCE
Performance information for the Funds is shown below.

The following bar charts and tables provide an indication of the risks of an investment in the Funds by showing changes in their performance from year to year and by showing how the Funds' average annual returns for one year, five years and since inception (as applicable) compare with those of a broad measure of market performance.

Both the bar charts and the tables assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Funds' performance would have been lower.

The performance of the Funds will vary from year to year. The Funds' performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Funds will perform in the future.


LMP LARGE CAP GROWTH FUND (ACQUIRED FUND)

[GRAPHIC OMITTED - ANNUAL RETURN % = 2003:24.39%; 2004: 4.37%; 2005: 9.70%;
2006: 4.23%; 2007: 4.70%]

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 12.34%
 Lowest (Q1, 2003)  -6.62%


For the six-month period ended June 30, 2008, the Fund's total return was - 14.38%.



AVERAGE ANNUAL TOTAL RETURNS

                              INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 FIVE YEARS ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL LMP Large Cap Growth Fund 5/1/2002               4.70%                             9.22%                     4.13%
Russell 1000 Growth Index                            11.81%                            12.11%                    6.48%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



                                       9
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

LM GROWTH FUND (ACQUIRING FUND)

[GRAPHIC OMITTED - ANNUAL RETURN % = 2003:36.48%; 2004: 8.08%; 2005: 11.06%;
2006: 0.70%; 2007: 15.02%]

HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
 Highest (Q2, 2003) 19.45%
 Lowest (Q3, 2002)  -8.43%

For the six-month period ended June 30, 2008, the Fund's total return was - 19.36%.

AVERAGE ANNUAL TOTAL RETURNS

                           INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 FIVE YEARS ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL Legg Mason Growth Fund 5/1/2002               15.02%                            13.67%                    6.72%
Russell 1000 Growth Index                         11.81%                            12.11%                    6.48%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.



                                       10
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

 TABLE A-1

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

FUND                          LAST 1 YEAR LAST 2 YEARS LAST 3 YEARS LAST 5 YEARS SINCE INCEPTION
                                                                                   (5/1/2002)
AZL Legg Mason Growth Fund      -17.66%      1.04%        1.11%        5.10%          2.52%
AZL LMP Large Cap Growth Fund   -13.89%      0.03%        0.83%        3.83%          1.21%



TAX CONSEQUENCES
As a condition to the closing of the Reorganization, the Acquired Fund and the Acquiring Fund will receive an opinion from Dorsey & Whitney LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, shareholders will not recognize taxable gain or loss as a direct result of the Reorganization.

As long as contracts funded through the separate accounts of the insurance company qualify as annuity contracts or life insurance contracts under Section 72 or Section 7702(a) of the Internal Revenue Code of 1986, as amended (the "Code"), respectively, the Reorganization will not create any tax liability for the separate accounts as shareholders or for the contract holders.

For more information about the federal income tax consequences of the Reorganization, see the section entitled "Tax Status of the Reorganization."



                                       11
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

FEES AND EXPENSES

The following table describes the fees and expenses as of the end of the most recent fiscal year, adjusted to reflect current fees, that you pay if you buy and hold shares of the Acquired Fund or shares of the Acquiring Fund. The table also shows estimated pro forma expenses of the Acquiring Fund assuming the proposed Reorganization had been effective during the most recent fiscal year, adjusted to reflect current fees. The table does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. The fees and expenses below exclude the costs of the Reorganization. See "Reasons for the Proposed Reorganization and Board Deliberations" for additional information concerning the allocation of the costs of the Reorganization.



TABLE A-2

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from fund assets) as a percentage of average daily net assets:

                             LMP LARGE CAP GROWTH FUND         LM GROWTH FUND      LM GROWTH FUND -- PRO FORMA WITH LMP LARGE CAP
                                  (ACQUIRED FUND)             (ACQUIRING FUND)                       GROWTH FUND
Management Fee                        0.80% (a)                   0.85% (b)                            0.85% (c)
Distribution (12b-1)Fees               0.25%                       0.25%                                0.25%
(d)
Other Expenses (e)                     0.08%                       0.11%                                0.09%
Net Annual Fund Operating            1.13% (f)                   1.21% (g)                          1.19% (c)(g)
Expenses

 (a)Effective December 1, 2007, the Manager and the LMP Large Cap Growth Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% on the first $100 million, 0.75% on the next $100 million, and 0.70% thereafter through April 30, 2009. If this temporary fee reduction were reflected in the table, the Management Fee would have been 0.76% and the Net Annual Fund Operating Expenses would have been 1.09%.
(b)Effective December 1, 2007, the Manager and the LM Growth Fund entered into a written agreement whereby the Manager voluntarily reduced the Management Fee to 0.80% through April 30, 2009. If this temporary fee reduction were reflected in the table, the Management Fee would have been 0.80% and the Net Annual Fund Operating Expense would have been 1.16%.
(c)Effective July 1, 2008, the Manager and the LM Growth Fund amended the written agreement that became effective on December 1, 2007, to reflect the Manager's voluntary agreement to further reduce the Management Fee to 0.70% on the first $200 million of assets and to 0.65% on assets over $200 million.
  The Management Fee shown reflects what the rate would be under the current management fee schedule that went into effect on December 1, 2007, for LM Growth Fund, the Acquiring Fund, based on the combined assets of the Funds for the fiscal year ended December 31, 2007, without giving effect to the amended voluntary management fee reduction. If this amended temporary fee reduction were reflected in the table, the Management Fee would have been 0.68% and the Net Annual Fund Operating Expenses would have been 1.04%.
(d)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(e)Other Expenses have been restated to reflect current expenses.
(f)The Manager and the LMP Large Cap Growth Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above. Because total annual fund operating expenses were less than 1.20% for the fiscal year ended December 31, 2007, there was no fee waiver for the Fund's most recent fiscal year.
(g)The Manager and the LM Growth Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above. Because total annual fund operating expenses were less than 1.30% for the fiscal year ended December 31, 2007, there was no fee waiver for the Fund's most recent fiscal year.



                                       12
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

EXAMPLE: Use the following tables to compare fees and expenses of the Acquired Fund to other investment companies. The tables illustrate the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. The tables also show pro forma expenses of the Acquiring Fund assuming the proposed Reorganization had been in effect for the periods shown. The tables do not reflect the effect of any fee or expense waivers. The tables also do not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

FUND                                                      1 YEAR 3 YEARS 5 YEARS 10 YEARS
LMP Large Cap Growth Fund (Acquired Fund)                   $115    $359    $622   $1,375
LM Growth Fund (Acquiring Fund)                             $123    $384    $665   $1,466
LMP Large Cap Growth Fund - Pro Forma with LM Growth Fund   $121    $378    $654   $1,443



THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. THIS EXAMPLE DOES NOR REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THSE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.

THE REORGANIZATION

TERMS OF THE REORGANIZATION
The Board has approved the Plan, a copy of which is attached as Exhibit A. The Plan provides for the Reorganization on the following terms:
* The Reorganization is scheduled to occur on the first day that the New York Stock Exchange is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Acquired Fund and the Acquiring Fund.
* The Acquired Fund will transfer all of its assets to the Acquiring Fund and, in exchange, the Acquiring Fund will assume the Acquired Fund's liabilities.
* The Acquiring Fund will issue shares to the Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities assumed by the Acquiring Fund in the transaction. These shares will immediately be distributed by the Acquired Fund to its shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. As a result, shareholders (the separate accounts) of the Acquired Fund will become shareholders of the Acquiring Fund. Contract values that were allocated to subaccounts invested in the Acquired Fund will be allocated to subaccounts investing in the Acquiring Fund.
* Neither the Acquired Fund nor any contract owners whose contract values are allocated to subaccounts investing in the Acquired Fund will pay any sales charge in connection with the Reorganization.
* The net asset value of the Acquired Fund and the Acquiring Fund will be computed as of 3:00 p.m. Central time, on the closing date.
* After the Reorganization, the Acquired Fund will be terminated.

CONDITIONS TO CLOSING THE REORGANIZATION
The completion of the Reorganization is subject to certain conditions described in the Plan, including:
* The Acquired Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders (the separate accounts) of the Fund for the taxable years ending at or prior to the closing.
* The Fund will have received any approvals, consents, or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.
* A registration statement on Form N-14 will have been filed with the SEC and declared effective.
* The contract holders who are eligible to vote at the meeting will have approved the Agreement.
* The Acquired Fund will receive an opinion of tax counsel that the proposed Reorganization will be tax-free for the Acquired Fund and the Acquiring Fund and for the separate accounts that are the shareholders of the Acquired Fund.

                                       13
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

TERMINATION OF THE PLAN
The Plan and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of Trustees of the Acquired Fund or the Acquiring Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund, or the directors, officers, or shareholders of the Acquired Fund or the Acquiring Fund.

TAX STATUS OF THE REORGANIZATION
The exchange of the Acquired Fund's assets for shares of the Acquiring Fund, and the subsequent distribution of those shares to the Acquired Fund shareholders and the liquidation of the Acquired Fund, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Code. The Acquired Fund and the Acquiring Fund will receive an opinion of Dorsey & Whitney LLP, based in part on certain representations by the VIP Trust on behalf of both the Acquired Fund and the Acquiring Fund, substantially to the effect that:
   *  The Reorganization will constitute a reorganization within the meaning of
      Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund each will qualify as a party to the reorganization within the meaning of Section 368(b) of the Code.
   * Acquired Fund Shareholders will recognize no income, gain, or loss upon receipt, pursuant to the Reorganization, of Acquiring Fund Shares. Acquired Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Acquired Fund which are distributed by Acquired Fund prior to the Closing.
   * The tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be equal to the tax basis of the Acquired Fund Shares exchanged therefor.
   * The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund Shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shares were held as a capital asset at the Effective Time.
   * The Acquired Fund will recognize no income, gain, or loss by reason of the Reorganization.
   * The Acquiring Fund will recognize no income, gain, or loss by reason of the Reorganization.
   * The tax basis of the assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund as of the Effective Time.
   * The holding period of the assets received by the Acquiring Fund pursuant to the Reorganization will include the period during which such assets were held by the Acquired Fund.
   * The Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the Effective Time.

REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS
The Board believes that the proposed Reorganization will be advantageous to Acquired Fund shareholders based on its consideration of the following matters:
* TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.
* TAX CONSEQUENCES. The Board considered the tax-free nature of the Reorganization.
* CONTINUITY OF INVESTMENT. The Board considered the compatibility of the Funds and the degree of similarity between the investment objectives and the principal investment strategies for the Acquired Fund and the Acquiring Fund. The Board considered the fact that the Acquired Fund and the Acquiring Fund have comparable investment objectives and, except as described in this proxy statement, investment strategies and policies that are substantially similar. The Board also took note of the fact that following the Reorganization, shareholders of the Acquired Fund will be invested in a Fund holding a portfolio whose characteristics are similar to those of the portfolio currently held by the Acquired Fund, except as described in this proxy statement.
* EXPENSE RATIOS. The Board considered the relative expenses of the Funds. At December 31, 2007, the end of each Fund's most recent fiscal year, the total operating expense ratio for the Acquiring Fund was higher than the total operating expense ratio for the Acquired Fund. The Board noted that the management fee of the Acquiring Fund is higher than the management fee of the Acquired Fund and that the management fee for both the Acquired Fund and

                                       14
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008
  the Acquiring Fund has no breakpoints.  The Board also noted that both the
  Funds have the same Distribution (12b-1) Fees.   The Board also noted that the
  Acquired Fund's Other Expenses are lower than those of the Acquiring Fund's Other Expenses. However, the Board accorded considerable weight to the Manager's offer to put in place an additional voluntary management fee waiver, effective July 1, 2008, and continuing through April 30, 2009, that would include breakpoints and would reduce the Acquiring Fund's management fee by 0.15% on the first $200 million of assets and 0.20% on assets above $200 million. Therefore, the Board considered that, after taking into account the effect of the Reorganization and the increased voluntary management fee reduction on the LM Growth Fund, the Acquiring Fund's total operating expenses are expected to decrease as reflected in the table below.

FUND                                                                     TOTAL OPERATING EXPENSES
                                                          (BASED ON ASSETS UNDER MANAGEMENT AT DECEMBER 31, 2007)
LMP Large Cap Growth Fund (Acquired Fund)                                         1.09%*
LM Growth Fund - Pro Forma with LMP Large Cap Growth Fund                         1.04%**

   *Reflects a written agreement between the Manager and the Fund, effective on December 1, 2007, whereby the Manager has voluntarily reduced the management fee to 0.75% on assets between $100 million and $200 million and to 0.70% on assets over $200 million through April 30, 2009..


   **Pro forma expenses of the Acquired fund and the Acquiring Fund combined, assuming the proposed Reorganization had been effective during the most recent fiscal year and adjusted to reflect the written agreement between the Manager and the Fund, effective on July 1, 2008, whereby the Manager has voluntarily reduced the management fee to 0.70% on the first $200 million of assets and 0.65% on assets over $200 million through April 30, 2009..

  The Board also considered the possibility that both higher aggregate net assets resulting from the Reorganization and the opportunity for net cash inflows, or reduced outflows, may reduce the risk that, if net assets of the Acquired Fund fail to grow, or even diminish, the Acquired Fund's total expense ratio could rise from current levels as fixed expenses become a larger percentage of net assets. The Board noted that the Acquiring Fund is subject to an expense limitation agreement that will remain in place through at least April 30, 2009, and is currently operating with expenses below the cap contained in the expense limitation agreement. Also, the Board noted that the Acquiring Fund is not currently subject to reimbursements to the Manager for expenses previously waived by the Manager.
* ECONOMIES OF SCALE. The Board considered the advantage of combining Funds with similar investment objective and substantially similar investment strategies. The Board believes that the combined Fund may have the opportunity to take advantage of the economies of scale associated with a larger fund. The combined Fund may have better prospects for growth than either Fund separately. For example, a larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Furthermore, as indicated above, fixed expenses, such as audit expenses and accounting expenses that are charged on a per fund basis, may be reduced.
* COSTS. The Board noted that the Acquired Fund will bear the expenses of printing and mailing communications to the contract holders who beneficially owned its shares and that all other expenses of the Reorganization, including accounting, legal, and custodial expenses, will be allocated equally between the Acquired Fund and the Acquiring Fund. The Board considered the Manager's analysis showing that the reduction in annual operating expenses for the Acquired Fund and the Acquiring Fund resulting from the Reorganization is likely to be greater than the expenses of the Reorganization to be borne by the Acquired Fund or Acquiring Fund, as the case may be. The Board also noted the Manager's commitment to reimburse expenses related to the Reorganization to the extent that they exceed the estimated reduction in annual operating expenses of the Fund over the first year following the Closing.
* DILUTION. The Board considered the fact that the Reorganization will not dilute the interests of the current contract holders with contract values allocated to subaccounts investing in the Acquired Fund because it would be effected on the basis of the relative net asset value per share of the Acquired Fund and the Acquiring Fund, respectively. Thus, subaccounts holding shares of the Acquired Fund will receive shares of the Acquiring Fund equal in value to their shares in the Acquired Fund.

                                       15
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


* PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of the Funds. The Board took into account the better overall track record of the Acquiring Fund, when compared to the Acquired Fund, over the past five years. While the Board was cognizant of the fact that an Acquiring Fund's past performance is no guarantee of its future results, it did recognize that the better overall track record of an Acquiring Fund could help attract more assets into the combined Fund and therefore could increase shareholder confidence in the combined Fund. The Board concluded that increased inflows, or reduced outflows, could lead to further economies of scale (see "Economies of Scale" above).
  The Board also considered the fact that the Funds have similar investment objectives and similar investment strategies. The Reorganization should allow for a concentrated selling effort, thereby potentially benefiting shareholders of the combined Funds, and reduce the possibility of investor confusion. The Board further took into account the Manager's belief that the Acquired Fund, as a stand-alone Fund, was unlikely to experience significant growth in assets as a result of inflows.
* POTENTIAL EFFECTS ON THE MANAGER. The Board also considered the potential benefits from the Reorganization that could be realized by the Manager. The Board recognized that the potential benefits to the Manager consist principally of economies of scale and the elimination of expenses incurred in duplicative efforts to administer separate funds. The Board also noted, however, that shareholders of the Acquired Fund will benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganization. The Board noted that the proposed Reorganization would affect the amount of management fees that the Manager retains after payment of the subadvisory fees. The table below assumes that the Reorganization has taken place, and gives effect to the additional temporary reduction in management fees payable to Manager and the reduction in subadvisory fees payable to the subadviser of the Acquiring Fund, both of which will become effective on July 1, 2008. See Table A-2 above for information concerning current management fees for both Funds and the voluntary reductions in management fees that are currently in effect.

FUND                                                          MANAGEMENT FEE RETAINED AFTER PAYMENT OF SUBADVISORY FEE
                                                               (based on assets under management at December 31,2007)
LM Growth Fund (Acquiring Fund)                                                        0.30%
LMP Large Cap Growth Growth Fund (Acquired Fund)                                       0.33%
   Weighted Average Before Reorganization                                              0.31%
   LMP GROWTH FUND - PRO FORMA WITH LMP LARGE CAP GROWTH FUND                          0.29%

The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.


BOARDS' DETERMINATIONS
After considering the factors described above and other relevant information, at a telephonic meeting held on June 5, 2008, and an in-person meeting held on June 11, 2008, the Board of Trustees of the Acquired Fund, including a majority of the independent Board members, found that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing contract holders with contract values allocated to subaccounts investing in the Acquired Fund will not be diluted as a result of the Reorganization.

The Board of Directors of the Acquiring Fund approved the Plan at the meeting held on June 11, 2008. Among other factors, the Board members considered the terms of the Plan, the provisions intended to avoid the dilution of contract holder interests, and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of existing contract holders with contract values allocated to subaccounts investing in the Acquiring Fund will not be diluted as a result of the Reorganization.


RECOMMENDATION AND VOTE REQUIRED
The Board recommends that contract owners who are entitled to vote at the meeting approve the proposed Plan. Approval of the Plan requires the affirmative vote, in person or by proxy, of a majority of the voting power of the outstanding shares of the Fund on the record date, September __, 2008. Each share is entitled to one vote for each dollar,



                                       16
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             Statement/Prospectus {diamond-suit} __________, 2008
and a fractional vote for each fraction of a dollar, of net asset value per share held by a shareholder on the record date. If the Plan is not approved by the Acquired Fund, the Board will consider what further action should be taken.

If shareholder approval is obtained, the Reorganization is scheduled to be effective on or about November __, 2008.



                                       17
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



SECTION B - PROXY VOTING AND SHAREHOLDER MEETING INFORMATION
REFERENCE TO THE "FUND" IN THIS SECTION IS A REFERENCE TO THE ACQUIRED FUND.

A special meeting of shareholders of the Acquired Fund will be held as specified in the Notice of Special Meeting that accompanies this proxy statement/prospectus. At the meeting shareholders (the separate accounts) will vote their shares of the Acquired Fund.

You have the right to instruct Allianz Life and Allianz Life of NY (together, "Allianz") on how to vote the shares of the Acquired Fund held under your variable annuity or variable life insurance contract. The number of Fund shares for which you may provide instructions will be based on the dollar amount of Fund shares that you own beneficially through the subaccount accumulation units and/or annuity units in your contract on the record date. Each accumulation unit or annuity unit represents a specified dollar value and a specified number of Fund shares. For each dollar of value, the contract owner is permitted to vote one Fund share. We count fractional votes. If you execute and return your voting instruction form, but do not provide voting instructions, Allianz will vote the shares underlying your contract in favor of the proposal described above. Allianz will vote any shares for which it does not receive a voting instruction form, and any shares which it or its affiliates hold for their own account, in proportionately the same manner as shares for which it has received voting instructions. Allianz will not require voting instructions for a minimum number of shares, and therefore a small number of shareholders could determine the outcome of any proposal.

For the Meeting to go forward, there must be a quorum. This means that at least 25% of the Fund's shares must be represented at the Meeting either in person or by proxy. Because Allianz is the only shareholder of the Fund, its presence at the Meeting in person or by proxy will meet the quorum requirement.

You may revoke your voting instructions up until voting results are announced at the Meeting or at any adjournment of the Meeting by giving written notice to Allianz prior to the Meeting by mail to Allianz Variable Insurance Products Trust, c/o Advisory Management, A 3-825, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, by executing and returning to Allianz a voting instruction form with a later date, or by attending the Meeting and voting in person. If you need a new voting instruction form, please call the Fund at 1-800-950-5872 ext. 35857, and a new voting instruction form will be sent to you. If you return an executed form without voting instructions, your shares will be voted "FOR" the proposal.

The Acquired Fund will pay all costs of solicitation, including the cost of preparing and mailing the Notice of a Special Meeting of Shareholders and this proxy statement/prospectus to contract holders. Representatives of the Manager, without cost to the Fund, also may solicit voting instructions from contract holders by means of mail, telephone, or personal calls.

DISSENTERS' RIGHTS OF APPRAISAL. There are no appraisal or dissenters' rights for shareholders of the Acquired Fund. Delaware law does not grant beneficiaries of statutory trusts who dissent from approval of the Reorganization the right to demand an appraisal for their interests and payment of their fair cash value. As a result, shareholders who object to the Reorganization do not have a right to demand a different payment for their shares of beneficial interest.

OTHER MATTERS. Management of the Fund knows of no other matters that may properly be, or that are likely to be, brought before the Meeting. However, if any other business shall properly come before the Meeting, the persons named on the voting instruction form intend to vote thereon in accordance with their best judgment.

ADJOURNMENT. In the event that voting instructions received by the time scheduled for the meeting are not sufficient to approve the Reorganization, the representatives of Allianz may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of voting instructions on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the meeting. The representatives of Allianz will vote in favor of adjournment. The Acquired Fund will pay the costs of any additional solicitation and of any adjourned meeting. A shareholder vote may be taken on one or more of the items in this proxy statement prior to adjournment if sufficient voting instructions have been received.

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

SECTION C - CAPITALIZATION, OWNERSHIP OF FUND SHARES AND OTHER FUND INFORMATION IN THIS SECTION REFERENCE TO THE "FUND" IS A REFERENCE TO THE ACQUIRING FUND AND THE ACQUIRED FUND.

This section contains the following information about the Funds:

TABLE   CONTENT

        (all information is shown for the fiscal year ended December 31, 2007, unless noted otherwise)

C-1 Actual and pro forma capitalization of the Acquired Fund and the Acquiring Fund

C-2     Actual and pro forma ownership of Fund shares


CAPITALIZATION

The following table shows the capitalization of the Funds at June 30, 2008, and on a pro forma basis, assuming the proposed Reorganization had taken place.

TABLE C-1. ACTUAL AND PRO FORMA CAPITALIZATION OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

FUND                                                       NET ASSETS  NET ASSET VALUE SHARES OUTSTANDING
                                                                          PER SHARE
LMP Large Cap Growth Fund (Acquired Fund)*                $218,317,387     $10.48          20,823,187
LM Growth Fund (Acquiring Fund)                           $151,668,683     $10.87          13,947,753
Adjustments**                                                $(98,500)       --                 (755,475)
LM Growth Fund - Pro Forma with LMP Large Cap Growth Fund $369,887,570     $10.87          34,015,465

* The number of Fund shares for which you may provide instructions will be based on the dollar amount of Acquired Fund shares that you own beneficially through the subaccount accumulation units and/or annuity units in your contract on the record date.
**The adjustment to net assets represents the impact as a result of the estimated Reorganization fees and expenses that will be paid by the Funds, and the adjustment to shares outstanding represents the impact as a result of the shares being issued by the Acquiring Fund to the Acquired Fund shareholders.



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

OWNERSHIP OF FUND SHARES

The following table provides information on shareholders who owned more than 5% of each Fund's outstanding shares at August 31, 2008. At August 31, 2008, officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

TABLE C-2.  ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

FUND                                 5% OWNERS            PERCENT OF SHARES HELD PERCENT OF SHARES HELD FOLLOWING THE REORGANIZATION
LMP Large Cap Growth Fund Allianz Life Variable Account B         _____%                                 N/A
LM Growth Fund            Allianz Life Variable Account B         _____%                               _____%








                                       20
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

EXHIBIT A -AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 11, 2008, (the "Agreement") is by and among the Allianz Variable Insurance Products Trust (the "VIP Trust" or the "Selling Trust"), a Delaware statutory trust, on behalf of its series, the AZL LMP Large Cap Growth Fund (the "Acquired Fund"), and the same statutory trust (in this role, the "Buying Trust") on behalf of its series, the AZL Legg Mason Growth Fund (the "Acquiring Fund"), and Allianz Investment Management LLC (solely for the purposes of Section 11 of the Agreement).

The following table shows the name of the Acquired Fund and the Acquiring Fund that will be parties to the reorganization.

----------------------------------------------------------
|        ACQUIRED FUND        |      ACQUIRING FUND      |
----------------------------------------------------------
|AZL LMP Large Cap Growth Fund|AZL Legg Mason Growth Fund|
----------------------------------------------------------

In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. The Acquired Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates. The reorganization between the Acquiring Fund and the Acquired Fund is referred to hereinafter as the "Reorganization." The Acquiring Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Fund.

2. REORGANIZATION.
   a. Plan of Reorganization. The Reorganization is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing (as defined below), the Selling Trust will convey all of the assets of the Acquired Fund to the Acquiring Fund. The Acquiring Fund will assume all liabilities of the Acquired Fund. At the Closing, the Buying Trust will deliver shares of the Acquiring Fund, including fractional shares, to the Selling Trust.
      The number of shares will be determined by dividing the aggregate net asset value of the shares of the Acquired Fund, computed as described in
      Section 3(a), by the net asset value of one share of the Acquiring Fund, computed as described in Section 3(b). The Acquired Fund will not pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the separate account shareholders of the Acquired Fund will not pay a sales charge on distribution to them of shares of the Acquiring Fund.
   b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of contract holders of the Acquired Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date of the Closing or at such other time as an authorized officer of the VIP Trust shall determine (the "Effective Time").

3. VALUATION.
   a. The aggregate net asset value of the shares of the Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Acquired Fund's prospectus.
   b. The net asset value per share of shares of the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund's prospectus.
   c. At the Closing, the Acquired Fund will provide the Acquiring Fund with a copy of the computation showing the valuation of the aggregate net asset value of the shares of the Acquired Fund on the Valuation Date. The Acquiring Fund will provide the Acquired Fund with a copy of the computation showing the determination of the net asset value per share of shares of the Acquiring Fund on the Valuation Date.



                                      A-1
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


4. LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND.
   a. As soon as practicable after the Valuation Date, the Selling Trust will liquidate the Acquired Fund and distribute shares of the Acquiring Fund to the Acquired Fund's shareholders of record. The Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Selling Trust. The Acquiring Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Selling Trust.
   b. Immediately after the Valuation Date, the share transfer books of the Selling Trust relating to the Acquired Fund will be closed and no further transfer of shares will be made.
   c. Promptly after the distribution, the Acquiring Fund or its transfer agent will notify each shareholder of the Acquired Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.
   d. As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

5. REPRESENTATIONS, WARRANTIES, AND COVENANTS OF THE BUYING TRUST. The Buying Trust represents and warrants to the Acquired Fund as follows:
   a. Organization, Existence, Registration as Investment Company. The Buying Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. The Acquiring Fund is a series of the Buying Trust.
   b. Capitalization. The Buying Trust has authorized capital of an unlimited number of shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.
   c. Financial Statements. The audited financial statements of the Acquiring Fund as of the end of the last fiscal year and the subsequent unaudited semi-annual financial statements, if any (the "Acquiring Fund Financial Statements"), fairly present the financial position of the Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.
   d. Shares to Be Issued upon Reorganization. The shares of beneficial interest to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid, and non-assessable.
   e. Authority Relative to the Agreement. The Buying Trust has the power to enter into and carry out the obligations described in this Agreement.
      This Agreement and the transactions contemplated by it have been duly authorized by the Board of Trustees of the Buying Trust, and no other proceedings by the Buying Trust or the Acquiring Fund are necessary under the Buying Trust's Agreement and Declaration of Trust or By-Laws (the "Governing Documents").
   f. No Violation. The Buying Trust is not in violation of its Governing Documents or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquiring Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to the Acquiring Fund.
   g. Liabilities.  There are no liabilities of the Acquiring Fund other than:
      (1)liabilities disclosed in the Acquiring Fund Financial Statements,
      (2)liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or
      (3)liabilities previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquiring Fund.

                                      A-2
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


   h. Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of the Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree, or judgment.
   i. Contracts. Except for contracts and agreements previously disclosed to the Selling Trust, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.
   j. Taxes. The Acquiring Fund has qualified as a regulated investment company as defined in Subchapter M of the Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Acquiring Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and such returns and reports have been true, accurate, and complete, (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the Acquired Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and
      (iv) except as disclosed to the Acquired Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.
   k. Registration Statement. The Acquiring Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares of beneficial interest to be issued in the Reorganization. At the time that the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meetings, and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection applies to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Acquired Fund for use in the Registration Statement.

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING TRUST.
   The Selling Trust represents and warrants to the Acquiring Fund as follows:
   a. Organization, Existence, Registration as Investment Company. The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the 1940 Act as an open-end, management investment company. The Acquired Fund is a series of the Selling Trust.
   b. Capitalization. The Selling Trust has authorized capital of an unlimited number shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquired Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.
   c. Financial Statements. The audited financial statements of the Acquired Fund as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Acquired Fund Financial Statements"), fairly present the financial position of the Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.
   d. Authority Relative to the Agreement. The Selling Trust has the power to enter into and to carry out its obligations under this Agreement. This Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Selling Trust, the shareholders meetings referred to in Section 6(k) will be called and held, and no other proceedings by the Selling Trust or the Acquired Fund are necessary under the Selling Trust's Governing Documents.
   e. No Violation. The Selling Trust is not in violation of its Agreement and Declaration of Trust or By-Laws (the "Governing Documents") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquired Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to the Acquired Fund.
   f. Liabilities.  There are no liabilities of the Acquired Fund other than:

                                      A-3
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

      (1)liabilities disclosed in the Acquired Fund Financial Statements,
      (2)liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or
      (3)liabilities previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquired Fund.
   g. Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of the Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and the Acquired Fund is not a party to or subject to the provisions of any order, decree, or judgment.
   h. Contracts. Except for contracts and agreements previously disclosed to the Buying Trust, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.
   i. Taxes. The Acquired Fund has qualified as a regulated investment company as defined in Subchapter M of the Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Acquired Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and all such returns and reports are true, accurate, and complete, (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the Acquiring Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and
      (iv) except as disclosed to the Acquiring Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.
   j. Fund Securities. All securities listed in the schedules of investments of the Acquired Fund as of the Closing will be owned by the Acquired Fund free and clear of any encumbrances, except as indicated in the schedule.
   k. Shareholders' Meetings; Registration Statement. The Acquired Fund will call and hold a shareholders' meeting at which its shareholders will consider and act upon the transactions contemplated by this Agreement.
      The Acquired Fund will cooperate with the Acquiring Fund and will furnish information relating to the Selling Trust and the Acquired Fund required in the Registration Statement. At the time that the Registration Statement becomes effective, at the time of the shareholders' meeting, and at the Closing, the Registration Statement, as it relates to the Selling Trust or the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Trust or the Acquired Fund for use in the Registration Statement.

7. CONDITIONS TO OBLIGATIONS OF THE BUYING TRUST. The obligations of the Buying Trust with respect to the Reorganization are subject to the satisfaction of the following conditions:
   a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of the Acquired Fund shares entitled to vote.
   b. Representations, Warranties, and Agreements. The Selling Trust and the Acquired Fund will have complied with this Agreement, and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Selling Trust will provide a certificate to the Acquiring Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of the Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Trust, and delivered to the Acquiring Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by the Acquired Fund will not constitute a "material adverse change" for purposes of the foregoing sentence.
   c. Regulatory Approvals.
      (1)The Registration Statement referred to in Section 5(k) will be effective, and no stop orders under the 1933 Act will have been issued.

                                      A-4
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

      (2)All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.
   d. Opinion of Counsel. The Buying Trust will have received an opinion of counsel for the Selling Trust, dated as of the Closing, to the effect that
      (i) the Selling Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) the Acquired Fund is a series of the Selling Trust; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Selling Trust and the Acquired Fund, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Trust.
   e. Declaration of Dividend. The Acquired Fund, prior to the Closing, will have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Acquired Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING TRUST. The obligations of the Selling Trust with respect to the Reorganization are subject to the satisfaction of the following conditions:
   a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Acquired Fund shares entitled to vote.
   b. Representations, Warranties, and Agreements. The Acquiring Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Buying Trust will provide a certificate to the Acquired Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of the Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Trust, and delivered to the Acquired Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by the Acquiring Fund will not constitute a "material adverse change" for purposes of the foregoing sentence.
   c. Regulatory Approvals.
      (1)The Registration Statement referred to in Section 5(k) will be effective and no stop orders under the 1933 Act will have been issued.
      (2)All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.
   d. Opinion of Counsel. The Selling Trust will have received the opinion of counsel for the Buying Trust, dated as of the Closing, to the effect that
      (i) the Buying Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) the Acquiring Fund is a series of the Buying Trust; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Buying Trust and the Acquiring Fund, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Trust; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid, and non-assessable shares of the Acquiring Fund.

9. FURTHER CONDITIONS TO THE OBLIGATIONS OF THE BUYING TRUST AND THE SELLING TRUST. As a further condition to the obligations of the VIP Trust on behalf of both the Acquired Fund and the Acquiring Fund hereunder, the VIP Trust, on behalf of both the Acquired Fund and the Acquiring Fund, shall have received the opinion of Dorsey & Whitney LLP addressed to the VIP Trust on behalf of both the Acquired Fund and the Acquiring Fund, dated as of the date of the Closing, and based in part on representations to be furnished by the VIP Trust on behalf of the Acquired Fund and the Acquiring Fund, substantially to the effect that:

                                      A-5
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

   a. The Reorganization will constitute a reorganization within the meaning of
      Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund each will qualify as a party to the reorganization within the meaning of Section 368(b) of the Code.
   b. Acquired Fund Shareholders will recognize no income, gain, or loss upon receipt, pursuant to the Reorganization, of the Acquiring Fund Shares. Acquired Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of the Acquired Fund which are distributed by the Acquired Fund prior to the Closing.
   c. The tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be equal to the tax basis of the Acquired Fund Shares exchanged therefor.
   d. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund Shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shares were held as a capital asset at the Effective Time.
   e. The Acquired Fund will recognize no income, gain or loss by reason of the Reorganization.
   f. The Acquiring Fund will recognize no income, gain or loss by reason of the Reorganization.
   g. The tax basis of the assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund as of the Effective Time.
   h. The holding period of the assets received by the Acquiring Fund pursuant to the Reorganization will include the period during which such assets were held by the Acquired Fund.
   i. The Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the Effective Time.

10.AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND
   REPRESENTATIONS.
   a. This Agreement may be amended in writing if authorized by the Board of Trustees. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of Sections 2 or 3.
   b. At any time prior to the Closing, any of the parties may waive in writing
      (i) any inaccuracies in the representations and warranties made to it and
      (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain shareholder approval or the requirement to obtain a tax opinion.
   c. The Selling Trust may terminate this Agreement at any time prior to the Closing by notice to the Buying Trust if a material condition to its performance or a material covenant of the Buying Trust on behalf of the Acquiring Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Buying Trust on behalf of the Acquiring Fund and is not cured.
   d. The Buying Trust may terminate this Agreement at any time prior to the Closing by notice to the Selling Trust if a material condition to its performance or a material covenant of the Selling Trust on behalf of the Acquired Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Selling Trust on behalf of the Acquired Fund and is not cured.
   e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective trustees, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2008, or a later date agreed upon by the parties, if the Closing has not taken place on or prior to that date.
   f. The representations, warranties, and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11.EXPENSES. All fees paid to governmental authorities for the registration or qualification of the Acquiring Fund Shares and all transfer agency costs related to the shares of the Acquiring Fund Shares shall be allocated to the Acquiring Fund. All fees and expenses related to printing and mailing communications to shareholders and beneficial owners of shares of the Acquired Fund shall be allocated to the Acquired Fund. All of the other expenses of the transactions required for the Reorganization, including without limitation, accounting, legal, and custodial expenses, shall be allocated equally between the Acquired Fund and the Acquiring Fund. The expenses specified in this Section shall be borne by the Fund to which they are allocated, except that Allianz Investment Management LLC



                                      A-6
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008
   shall bear such expenses to the extent such expenses exceed the anticipated reduction in expenses borne by the Acquiring Fund's shareholders over the one-year period beginning on the day after the Closing. In the event that the Closing does not occur, Allianz Investment Management LLC shall bear all such expenses.

12.  GENERAL.
   a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.
   b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

13. INDEMNIFICATION. Each party will indemnify and hold the other and its officers and trustees (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Indemnitee's position.


                                      A-7
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

on behalf of AZL LMP Large Cap Growth Fund



By /s/ Jeffrey W. Kletti

Jeffrey W. Kletti

President



ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

on behalf of AZL Legg Mason Growth Fund



By /s/ Jeffrey W. Kletti

Jeffrey W. Kletti

President



The undersigned is a party to this Agreement for purposes of Section 11 only.

ALLIANZ INVESTMENT MANAGEMENT LLC



By /s/ Brian Muench

Brian Muench

Vice President







                                      A-8
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008









                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                      AZL[{reg-trade-mark}] OCC Value Fund

                            5701 Golden Hills Drive
                          Minneapolis, MN  55416-1297

Dear Allianz Life and Allianz Life of New York Variable Annuity Contract or Variable Life Insurance Policy Owner:

The Board of Trustees of the AZL OCC Value Fund (the "Acquired Fund"), which is a series of the Allianz Variable Insurance Products Trust (the "VIP Trust"), is pleased to submit a proposal to reorganize the Acquired Fund into AZL Davis NY Venture Fund (the "Acquiring Fund"), which is another series of the VIP Trust.

As the owner of a variable annuity contract or a variable life insurance policy issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York, you are an indirect participant in the Acquired Fund. Accordingly, we ask that you indicate whether you approve or disapprove of the proposed reorganization by submitting instructions on how to vote the shares that you own beneficially by phone, internet, or mail.

The proposed reorganization is being undertaken primarily for two reasons:
   * To reduce fees for contract holders, and
   * To provide further economies of scale.

THE BOARD OF TRUSTEES OF THE VIP TRUST BELIEVES THAT THE TRANSACTION IS IN THE BEST INTEREST OF THE ACQUIRED FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL.

 The Board considered various factors in reviewing the proposed reorganization on behalf of the Acquired Fund's shareholders, including, but not limited to, the following:
   * The continuity of investments between the Acquired Fund and the Acquiring Fund.
   * The expectation that the reorganization will reduce expense ratios for the Funds and achieve other economies of scale.
   * Historical performance of the Funds.
   * The expectation that the reorganization will be tax-free.

If the proposal is approved, the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for newly issued shares of the Acquiring Fund. These Acquiring Fund shares in turn will be distributed proportionately to the Acquired Fund's shareholders in complete liquidation of the Acquired Fund. In order to accomplish the proposed reorganization, the Board of Trustees of the Acquired Fund submits for your approval an Agreement and Plan of Reorganization.

Whether or not you plan to attend the meeting, please review the enclosed voting instruction form. You may submit your instructions on voting the shares that you beneficially own by phone, internet, or mail. Following this letter is a Q&A summarizing the reorganization and information on how to vote your shares. Please read the entire proxy statement/prospectus carefully before you vote.

Thank you for your prompt attention to this important matter.

                                       Sincerely,

                                       Jeffrey W. Kletti
                                       President

                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                         PROXY STATEMENT/PROSPECTUS Q&A

September__, 2008

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR THE AZL OCC VALUE FUND.

WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY
STATEMENT/PROSPECTUS.

Q: WHY IS THE REORGANIZATION BEING PROPOSED?
   The Reorganization is being proposed primarily in an effort to reduce operating expenses for one of the funds available to owners of variable annuity contracts or variable life insurance policies issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York and to provide further economies of scale.

   Your Board of Trustees has determined that the Reorganization is in the best interests of the Acquired Fund's shareholders and recommends that you vote FOR the Reorganization.

Q: WILL THE EXPENSES OF THE FUND IN WHICH I PARTICIPATE INCREASE AS A RESULT OF
   THE REORGANIZATION?
   For at least the first year after the Reorganization, the total expense ratio for the Acquiring Fund is expected to be lower than the total expense ratio for the Acquired Fund prior to the Reorganization.

Q: WHO IS PAYING THE COSTS OF THE SHAREHOLDER MEETING AND THIS PROXY
   SOLICITATION?
   The Acquired Fund will bear these costs.

Q: WILL I INCUR TAXES AS A RESULT OF THE REORGANIZATION?
   The Reorganization is expected to be tax-free.

Q: IF APPROVED, WHEN WILL THE REORGANIZATION HAPPEN?
   If shareholders approve the Reorganization, it will take place shortly after the shareholder meeting.

Q: IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?
   No. Upon shareholder approval of the Reorganization, the Acquired Fund shares that serve as a funding vehicle for benefits under your variable annuity or variable life contract automatically will be exchanged for shares of the Acquiring Fund. The total value of the Acquiring Fund shares that a shareholder receives in the Reorganization will be the same as the total value of the Acquired Fund shares held by the shareholder immediately before the Reorganization.

Q: HOW DOES THE BOARD RECOMMEND THAT I VOTE?
   After careful consideration, the Board recommends that you vote FOR the Reorganization.

Q: HOW AND WHEN DO I VOTE?
   You can vote in one of four ways:
   - By mail with the enclosed voting instruction form
   - By telephone
   - By web site
   - In person at the meeting

   Please refer to the enclosed voting instruction form for the telephone number and internet address. Please vote as soon as possible by following the instructions on the voting instruction form.

Q: WHOM SHOULD I CALL IF I HAVE QUESTIONS?
   If you have questions about any of the proposals described in the proxy statement or about voting procedures, please call toll free at 1-800-950-5872 ext. 35857.

                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                            5701 GOLDEN HILLS DRIVE
                       MINNEAPOLIS, MINNESOTA  55416-1297

                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD NOVEMBER __, 2008

                      AZL[{reg-trade-mark}] OCC VALUE FUND


A special meeting of the shareholders of the AZL OCC Value Fund (the "Acquired Fund") will be held at 10:00 a.m. on November ___, 2008, at the offices of Allianz Life Insurance Company of North America, 5701 Golden Hills Drive, Golden Valley, Minnesota. At the meeting, shareholders will consider the following proposals:

- To approve an Agreement and Plan of Reorganization (the "Plan") between the AZL OCC Value Fund, which is a series of the Allianz Variable Insurance Products Trust (the "VIP Trust"), and the AZL Davis NY Venture Fund (the "Acquiring Fund"), which is another series of the VIP Trust. Under the Plan, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund, which will be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the assumption of the Acquired Fund's liabilities.
- Other business as may properly come before the meeting, or any adjournment of the meeting.

The Acquired Fund issues and sells its shares to Allianz Life Variable Account A and Allianz Life Variable Account B, which are separate accounts of Allianz Life Insurance Company of North America ("Allianz Life"), and to Allianz Life of NY Variable Account C, which is a separate account of Allianz Life Insurance Company of New York ("Allianz Life of NY"). Allianz Life Variable Account A, Allianz Life Variable Account B, and Allianz Life of NY Variable Account C are referred to together as the "separate accounts." The separate accounts hold shares of mutual funds, including the Acquired Fund, which serve as a funding vehicle for benefits under variable annuity contracts and variable life insurance contracts issued by Allianz Life and Allianz Life of NY. As the owners of the assets held in the separate accounts, Allianz Life and Allianz Life of NY are the sole shareholders of the Acquired Fund and are entitled to vote all of the shares of the Acquired Fund. However, Allianz Life and Allianz Life of NY will vote outstanding shares of the Acquired Fund in accordance with instructions given by the owners of the annuity and life insurance contracts for which the Fund serves as a funding vehicle. This Notice is being delivered to annuity and life insurance contract holders who, by virtue of their ownership of the contracts, beneficially owned shares of the Acquired Fund on the record date, so that they may instruct Allianz Life and Allianz Life of NY how to vote the shares of the Acquired Fund underlying their contracts.

Shareholders of record at the close of business on September __, 2008 (the "Record Date"), are entitled to vote at the meeting.



                                        By order of the Board of Directors

                                        Michael J. Radmer, Secretary

September __, 2008



                       YOU CAN VOTE QUICKLY AND EASILY.

    PLEASE FOLLOW THE INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION FORM.

              PROXY STATEMENT/PROSPECTUS   -   SEPTEMBER __, 2008

--------------------------------------------------------------------------------
           ACQUIRED FUND            |              ACQUIRING FUND
--------------------------------------------------------------------------------
AZL[{reg-trade-mark}] OCC Value Fund|AZL[{reg-trade-mark}] Davis NY Venture Fund
         ("OCC Value Fund")         |         ("Davis NY Venture Fund")
--------------------------------------------------------------------------------
This proxy statement/prospectus describes a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which the outstanding shares of the OCC Value Fund, which currently serves as a funding vehicle for your variable annuity or variable life insurance contract, (the "Acquired Fund") would be exchanged for shares of the Davis NY Venture Fund (the "Acquiring Fund"). Both the Acquiring Fund and the Acquired Fund, which are sometimes referred to individually as a "Fund" and collectively as the "Funds," are named above. Both of the Funds are series of the Allianz Variable Insurance Products Trust (the "VIP Trust"). The address of the Funds is 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. The phone number of the Funds is 877-833-7113.


 THE BOARD OF TRUSTEES OF THE VIP TRUST UNANIMOUSLY RECOMMENDS APPROVAL OF THE
                                     PLAN.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials, and other information with the SEC. These reports, proxy materials, and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's Web site at http://www.sec.gov.

You should retain this proxy statement/prospectus for future reference. It sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. Additional information is set forth in the Statement of Additional Information dated September __, 2008, relating to this proxy statement/prospectus. A current prospectus for the Acquiring Fund, which gives a detailed description of the Acquiring Fund's policies, strategies, and restrictions, accompanies this proxy statement/prospectus.

This proxy statement/prospectus was first mailed to contract holders during the week of October __, 2008.

WHERE TO GET MORE INFORMATION

FUND REPORTS:    THE ACQUIRING FUND:                                         THE ACQUIRED FUND:
Most recent      Accompanying, and incorporated by reference into, this      Incorporated by reference into this
prospectus,      proxy statement/prospectus.                                 proxy statement/prospectus. For a
dated May 1,                                                                 copy at no charge, call toll free
2008.                                                                        877-833-7113 or write to the address
Most recent      For a complete copy at no charge, call toll-free 877-833-   given below this table.
annual report,   7113 or write to the address given below this table.
for the period
ended December
31, 2007.

THIS PROXY STATEMENT/PROSPECTUS:

Statement of Additional Information Incorporated by reference into this proxy statement/prospectus.  For a copy at no charge, call
dated the same date as this proxy   toll-free 1-800-950-5872 ext. 35857 or write to Allianz VIP Trust, Advisory Management, A 3-
statement/prospectus. This document 825, 5701 Golden Hills Drive, Minneapolis, MN 55416.
contains information about both the
Acquired Fund and the Acquiring
Fund.
To ask questions about this proxy   Call toll free 1-800-950-5872 ext. 35857 or write to: Allianz VIP Trust, Advisory Management, A
statement/prospectus.               3-825, 5701 Golden Hills Drive, Minneapolis, MN 55416.

ADDRESS: Allianz Variable Insurance Products Trust, 3435 Stelzer Road, Columbus, Ohio 43219.


      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

ABOUT THE ACQUIRED AND ACQUIRING FUNDS

The Acquired Fund issues and sells its shares to separate accounts of Allianz Life Insurance Company of North America ("Allianz Life") and Allianz Life Insurance Company of New York ("Allianz Life of NY"). These separate accounts hold shares of mutual funds, including the Acquired Fund, which serve as funding vehicles for benefits under variable annuity contracts or variable life insurance contracts issued by Allianz Life and Allianz Life of NY. Each separate account has subaccounts that invest in the Acquired Fund and certain other mutual funds. Owners of the variable annuity and variable life insurance contracts issued by Allianz Life and Allianz Life of NY ("contract holders") allocate the value of their contracts among these subaccounts. As the owners of the assets held in the separate accounts, Allianz Life and Allianz Life of NY are the sole shareholders of the Acquired Fund and are entitled to vote all of the shares of each Acquired Fund. However, Allianz Life and Allianz Life of NY will vote outstanding shares of the Acquired Fund in accordance with instructions given by the owners of the annuity and life insurance contracts who are eligible to vote at the meeting.

Both the Acquired Fund and the Acquiring Fund are open-end management investment companies. If the Plan is approved, the shares of the Acquiring Fund will be distributed proportionately by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund. As a result of the Plan, each Acquired Fund shareholder would become the owner of Acquiring Fund shares having a total net asset value equal to the total net asset value of that shareholder's holdings in the Acquired Fund.

The following information summarizes the proposed reorganization of the Acquired Fund into the Acquiring Fund (the "Reorganization").

HOW THE REORGANIZATION WILL WORK

* The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.
* The Acquiring Fund will issue shares of beneficial interest to the Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund's shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. The value of your interest in the subaccount investing in the Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccount that was invested in the Acquired Fund immediately before the Reorganization. You will not pay any sales charge in connection with this distribution of shares. If you already have an Acquiring Fund account, shares distributed in the Reorganization will be added to that account. As a result, when average cost is calculated for income tax purposes, the cost of the shares in the two accounts you owned will be combined.


FUND INVESTMENT OBJECTIVES

The following table presents the investment objectives for each of the Funds.

ACQUIRED FUND           INVESTMENT OBJECTIVE             ACQUIRING FUND        INVESTMENT OBJECTIVE
OCC VALUE FUND Long-term growth of capital and income DAVIS NY VENTURE FUND Long-term growth of capital

                                       2
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


                               TABLE OF CONTENTS

SECTION A -- Proposal.......................................................4
  PROPOSAL:  Approve or Reject the Agreement and Plan of Reorganization.....4
    SUMMARY.................................................................4
      How the Reorganization Will Work......................................4
      Comparison of the Acquired Fund and the Acquiring Fund................5
      Comparison of Investment Objectives...................................5
      Comparison of Investment Strategies...................................5
      Comparison of investment Policies.....................................6
      Risk Factors..........................................................6
      Performance...........................................................10
      Tax Consequences......................................................12
  FEES AND EXPENSES.........................................................13
  THE REORGANIZATION........................................................14
    Terms of the Reorganization.............................................14
    Conditions to Closing the Reorganization................................14
    Termination of the Plan.................................................15
    Tax Status of the Reorganization........................................15
    Reasons for the Proposed Reorganization and Board Deliberations.........15
    Boards' Determinations..................................................17
    Recommendation and Vote Required........................................18
SECTION B - Proxy Voting And Shareholder Meeting Information................19
SECTION C - Capitalization, Ownership of Fund Shares and Other
            Fund Information................................................20
EXHIBIT A - Agreement and Plan of Reorganization...........................A-1

The prospectus for the Acquiring Fund accompanies this proxy statement/prospectus.


                                       3
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SECTION A -- PROPOSAL

PROPOSAL:  APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY
This proxy statement/prospectus is being used by the Acquired Fund to solicit proxies to vote at a meeting of shareholders. Shareholders will consider a proposal to approve the Plan providing for the reorganization of the Acquired Fund into the Acquiring Fund (the "Reorganization"). A form of the Agreement and Plan of Reorganization is included in Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary.

HOW THE REORGANIZATION WILL WORK
The following table shows the names of the Acquired Fund and the Acquiring Fund into which it will be merged.

--------------------------------------
|ACQUIRED FUND |   ACQUIRING FUND    |
--------------------------------------
|OCC Value Fund|Davis NY Venture Fund|
--------------------------------------

* The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.
* The Acquiring Fund will issue shares of beneficial interest in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund's shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. The value of your interest in the subaccount investing in the Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccount that was invested in the Acquired Fund immediately before the Reorganization.
* As part of the Reorganization, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Acquired Fund account will be transferred to your new Acquiring Fund account. If you do not want your systematic transactions to continue, please contact your financial representative to make changes.
* Neither the Acquired Fund nor the contract owners whose contract values are allocated to subaccounts investing in the Acquired Fund will pay any sales charge in connection with the Reorganization.
* After the Reorganization has been completed, contract values that were allocated to subaccounts investing in the Acquired Fund will be allocated to subaccounts investing in the Acquiring Fund. The Acquired Fund will be terminated.


                                       4
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
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



COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND
Both the Acquired Fund and the Acquiring Fund:
* Are outstanding series of an open-end management investment company organized as a Delaware statutory trust.
* Have Allianz Investment Management LLC, formerly known as Allianz Life Advisers, LLC, (the "Manager") as their investment adviser.
* Have the same policies for buying and selling shares and the same exchange rights.
* Have the same distribution policies.
* Are available only to owners of variable annuity or variable life insurance contracts who allocate contract value to a subaccount that invests in the Funds.


COMPARISON OF INVESTMENT OBJECTIVES
The following table presents the investment objectives for the Funds.

ACQUIRED FUND           INVESTMENT OBJECTIVE             ACQUIRING FUND        INVESTMENT OBJECTIVE
OCC VALUE FUND Long-term growth of capital and income DAVIS NY VENTURE FUND Long-term growth of capital

COMPARISON OF INVESTMENT STRATEGIES
Both Funds are large cap value funds, although both Funds may invest a portion of their assets in companies of any size. The Acquired Fund is subadvised by Oppenheimer Capital LLC, and the Acquiring Fund is subadvised by Davis Selected Advisers, L.P.

Detailed strategies for the Acquired Fund and the Acquiring Fund are set forth below:

OCC VALUE FUND (ACQUIRED FUND)

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and prices below the Subadviser's estimate of intrinsic value. Intrinsic value refers to the value placed on a company by the Subadviser consistent with its expectation of longer term economic earnings and cash flows. To achieve income, the Fund may invest a portion of its assets in income producing (e.g., dividend paying) common stocks. Depending upon market conditions, the Fund may invest more heavily in certain sectors.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser looks to sell a stock when it believes that the company's business fundamentals are weakening, when the stock's valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in ADRs. The Fund may utilize foreign currency exchange contracts, options, or other derivative instruments.

The Fund may engage in frequent trading in order to achieve its investment objectives.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

DAVIS NY VENTURE FUND (ACQUIRING FUND)

Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Subadviser tries to identify businesses that possess

                                       5
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
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

characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The Subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

The Subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The Subadviser considers selling securities if it believes the stock's market price exceeds the Subadviser's estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

COMPARISON OF INVESTMENT POLICIES
If shareholders of the Acquired Fund approve the Reorganization, they will be subject to the investment policies of the Acquiring Fund. Other than as described herein, the Manager does not believe that the differences between the investment policies will result in any material difference in the way the Funds are managed.

OCC VALUE FUND (ACQUIRED FUND) AND DAVIS NY VENTURE FUND (ACQUIRING FUND)

Both of the Funds are large cap value funds and therefore have substantially similar investment policies. The Acquired Fund's investment objective includes income while the Acquiring Fund's investment objective does not. However, a comparison of the Ratios of Net Investment Income/Loss to Average Net Assets, as reported in the Funds' respective Annual Reports for the last five full fiscal years, shows that income is not the primary component of the Acquired Fund's
returns.   Both Funds are permitted to invest in foreign securities; however, for OCC Value Fund, investment in foreign securities is limited to 15% of assets (except that it may invest in ADRs without limit), while Davis NY Venture has no express limit on investment in foreign securities.

RISK FACTORS
The principal investment strategies of the Acquiring Fund are comparable to the principal investment strategies of the Acquired Fund. Accordingly, the Acquiring Fund has principal investment risks that are generally comparable to those of the Acquired Fund. Depending upon its assessment of changing market conditions, the subadviser of each Fund may emphasize particular asset classes or particular investments at any given time, which may change the risks associated with the Fund. The fact that a risk is not identified as a principal risk for a particular Fund does not mean that the Fund may not be subject to that risk. For example, a Fund may be permitted to invest in derivatives, but may do so infrequently or ordinarily to such a limited extent that the risk associated with investing in derivatives may not be a principal risk of that Fund. The Statement of Additional Information for the Acquiring Fund, which is incorporated by reference in this proxy statement/prospectus, contains detailed information on the Acquiring Fund's permitted investments and investment restrictions.

The principal risks of investing in the Acquired Fund and the Acquiring Fund are comparable and are shown in the tables below. A discussion of each of the various principal risks follows the tables.

-------------------------------------------------------------------
|RISK                       |OCC VALUE FUND |DAVIS NY VENTURE FUND|
|                           |(ACQUIRED FUND)|  (ACQUIRING FUND)   |
-------------------------------------------------------------------
|Market Risk                |       x       |          x          |
-------------------------------------------------------------------
|Issuer Risk                |       x       |          x          |
-------------------------------------------------------------------
|Selection Risk             |       x       |          x          |
-------------------------------------------------------------------
|Value Stocks Risk          |       x       |                     |
-------------------------------------------------------------------
|Capitalization Risk        |       x       |                     |
-------------------------------------------------------------------
|Foreign Risk               |       x       |          x          |
-------------------------------------------------------------------
|Currency Risk              |       x       |                     |
-------------------------------------------------------------------
|Emerging Markets Risk      |               |          x          |
-------------------------------------------------------------------

                                       6
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

|Industry Sector Risk       |       x       |          x          |
-------------------------------------------------------------------
|Derivatives Risk           |       x       |                     |
-------------------------------------------------------------------
|Credit Risk                |       x       |                     |
-------------------------------------------------------------------
|Dividend Risk              |       x       |                     |
-------------------------------------------------------------------
|Convertible Securities Risk|       x       |                     |
-------------------------------------------------------------------
|Frequent Trading           |       x       |                     |
-------------------------------------------------------------------
|Headline Risk              |               |          x          |
-------------------------------------------------------------------


* MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those Funds that invest in stocks of foreign companies, the value of the Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.
* ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
* SELECTION RISK: The Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the Fund's assets. However, there can be no guarantee they will produce the desired results and poor security selection may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.
* VALUE STOCKS RISK: The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors compared to other categories of stocks or because the valuations of these stocks do not improve in response to changing market or economic conditions.
*  CAPITALIZATION RISK:   To the extent the Fund invests significantly in small
   or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the Fund's investments will rise and fall based on investor perception rather than economic factors.
* FOREIGN RISK: Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

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


* CURRENCY RISK: Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the Fund.

* EMERGING MARKETS RISK: In addition to the risks described under "Foreign Risk," issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
* INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.
* DERIVATIVES RISK: A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.
* CREDIT RISK: Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
* DIVIDEND RISK: There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.
* CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
* FREQUENT TRADING RISK: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.
*  HEADLINE RISK:   The Subadviser seeks to acquire companies with expanding
   earnings at value prices. They may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be

                                       8
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             Statement/Prospectus {diamond-suit} __________, 2008
    challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While the Subadviser researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover.


                                       9
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

PERFORMANCE
Performance information for the Funds is shown below.

The following bar charts and tables provide an indication of the risks of an investment in the Funds by showing changes in their performance from year to year and by showing how the Funds' average annual returns for one year, five years and since inception (as applicable) compare with those of a broad measure of market performance.

Both the bar charts and the tables assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Funds' performance would have been lower.

The performance of the Funds will vary from year to year. The Funds' performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Funds will perform in the future.


OCC VALUE FUND (ACQUIRED FUND)

[GRAPHIC OMITTED - ANNUAL RETURN % = 2002: -24.90%; 2003:45.21%; 2004: 16.52%;
2005: 2.67%; 2006: 20.11%; 2007: -5.77%]

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 27.02%
 Lowest (Q3, 2002)  -28.05%

For the six-month period ended June 30, 2008, the Fund's total return was - 23.28%.

AVERAGE ANNUAL TOTAL RETURNS

                         INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 FIVE YEARS ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL OCC Value Fund       11/5/2001              -5.77%                            14.48%                    8.14%
Russell 1000 Value Index                        -0.17%                            14.63%                    9.80%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with less-than-average growth orientation and low price-to-book ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



                                       10
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

DAVIS NY VENTURE FUND (ACQUIRING FUND) CLASS 2 SHARES

Performance information is presented for Class 2 shares only because there were no Class 1 shares outstanding during any of the periods shown.

[GRAPHIC OMITTED - ANNUAL RETURN % = 2002: -24.18%; 2003:29.43%; 2004: 10.56%;
2005: 9.68%; 2006: 13.91%; 2007: 4.15%]

HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
 Highest (Q2, 2003) 16.61%
 Lowest (Q3, 2002)  -17.49%

For the six-month period ended June 30, 2008, the Fund's total return was - 11.83%.


AVERAGE ANNUAL TOTAL RETURNS

                          INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 FIVE YEARS ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL Davis NY Venture Fund 11/5/2001              4.15%                             13.24%                    6.55%
Russell 1000 Value Index                         -0.17%                            14.63%                    9.80%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with less-than-average growth orientation and low higher price-to-book ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.



                                       11
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

 TABLE A-1

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

FUND                      LAST 1 YEAR LAST 2 YEARS LAST 3 YEARS LAST 5 YEARS SINCE INCEPTION
                                                                              (11/05/2001)
AZL Davis NY Venture Fund   -14.04%      0.98%        4.16%        7.73%          4.06%
AZL OCC Value Fund          -30.78%      -7.82%       -2.84%       4.98%          3.31%

TAX CONSEQUENCES
As a condition to the closing of the Reorganization, the Acquired Fund and the Acquiring Fund will receive an opinion from Dorsey & Whitney LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, shareholders will not recognize taxable gain or loss as a direct result of the Reorganization.

As long as contracts funded through the separate accounts of the insurance company qualify as annuity contracts or life insurance contracts under Section 72 or Section 7702(a) of the Internal Revenue Code of 1986, as amended (the "Code"), respectively, the Reorganization will not create any tax liability for the separate accounts as shareholders or for the contract holders.

For more information about the federal income tax consequences of the Reorganization, see the section entitled "Tax Status of the Reorganization."

                                       12
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

FEES AND EXPENSES

The following table describes the fees and expenses as of the end of the most recent fiscal year, adjusted to reflect current fees, that you pay if you buy and hold shares of the Acquired Fund or shares of the Acquiring Fund. The table also shows estimated pro forma expenses of the Acquiring Fund assuming the proposed Reorganization had been effective during the most recent fiscal year, adjusted to reflect current fees. The table does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. The fees and expenses below exclude the costs of the Reorganization. See "Reasons for the Proposed Reorganization and Board Deliberations" for additional information concerning the allocation of the costs of the Reorganization.

TABLE A-2

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from fund assets)

The following table is based on fund assets as of December 31, 2007.

                                OCC VALUE FUND           DAVIS NY VENTURE FUND        DAVIS NY VENTURE FUND -- PRO FORMA WITH OCC
                                (ACQUIRED FUND)            (ACQUIRING FUND)                           VALUE FUND
Management Fee                      0.75% (a)                   0.75% (b)                               0.75% (c)
Distribution (12b-1)Fees             0.25%                       0.25%                                   0.25%
(d)
Other Expenses (e)                   0.16%                       0.09%                                   0.09%
Net Annual Fund Operating          1.16% (f)                   1.09% (g)                             1.09% (b)(g)
Expenses

(a)Effective December 1, 2007, the Manager and the OCC Value Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $250 million, 0.70% on the next $250 million, and 0.65% thereafter through April 30, 2009. If this temporary fee reduction were reflected in the table, the Management Fee would have been 0.73% and the Net Annual Fund Operating Expenses would have been 1.14%.
(b)Effective December 1, 2007, the Manager and the Davis NY Venture Fund entered into a written agreement whereby the Manager voluntarily reduced the Management Fee to 0.75% on the first $100 million, and 0.70% thereafter through April 30, 2009. If this temporary fee reduction were reflected in the table, the Management Fee would have been 0.71% and the Net Annual Fund Operating Expense would have been 1.05%.
(c)Effective November 24, 2008, the written agreement between the Manager and the Davis NY Venture Fund that became effective on December 1, 2007, will be amended to reflect the Manager's voluntary agreement to further reduce the Management Fee to 0.65% on assets over $500 million through April 30, 2009.
  If the temporary fee reduction that went into effect on December 1, 2007, as it will be further amended effective November 24, 2008, for the Acquiring Fund, were reflected in the table, based on the combined assets of the Funds as of December 31, 2007, the Management Fee would have been 0.68% and the Net Annual Fund Operating Expenses would have been 1.03%.
(d)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(e)Other Expenses have been restated to reflect current expenses.
(f)The Manager and the OCC Value Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above. Because total annual fund operating expenses were less than 1.35% for the fiscal year ended December 31, 2007, there was no fee waiver for the Fund's most recent fiscal year.
(g)The Manager and the Davis NY Venture Fund have entered into a written contract limiting operating expenses of Class 2 shares to 1.20% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above. Because total annual fund operating expenses of Class 2 shares were less than 1.20% for the fiscal year ended December 31, 2007, there was no fee waiver for the Fund's most recent fiscal year.

                                       13
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

EXAMPLE: Use the following tables to compare fees and expenses of the Acquired Fund to other investment companies. The tables illustrate the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. The tables also show pro forma expenses of the Acquiring Fund assuming the proposed Reorganization had been in effect for the periods shown. The tables do not reflect the effect of any fee or expense waivers. The tables also do not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.




FUND                                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
OCC Value Fund (Acquired Fund)                          $118    $368    $638   $1,409
Davis NY Venture Fund Class 2 shares (Acquiring Fund)   $111    $347    $601   $1,329
OCC Value Fund - Pro Forma with Davis NY Venture Fund   $114    $356    $617   $1,363



THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. THIS EXAMPLE DOES NOR REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THSE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.


THE REORGANIZATION


TERMS OF THE REORGANIZATION
The Board has approved the Plan, a copy of which is attached as Exhibit A. The Plan provides for the Reorganization on the following terms:
* The Reorganization is scheduled to occur on the first day that the New York Stock Exchange is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Acquired Fund and the Acquiring Fund.
* The Acquired Fund will transfer all of its assets to the Acquiring Fund and, in exchange, the Acquiring Fund will assume the Acquired Fund's liabilities.
* The Acquiring Fund will issue shares to the Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities assumed by the Acquiring Fund in the transaction. These shares will immediately be distributed by the Acquired Fund to its shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. As a result, shareholders (the separate accounts) of the Acquired Fund will become shareholders of the Acquiring Fund. Contract values that were allocated to subaccounts invested in the Acquired Fund will be allocated to subaccounts investing in the Acquiring Fund.
* Neither the Acquired Fund nor any contract owners whose contract values are allocated to subaccounts investing in the Acquired Fund will pay any sales charge in connection with the Reorganization.
* The net asset value of the Acquired Fund and the Acquiring Fund will be computed as of 3:00 p.m. Central time, on the closing date.
* After the Reorganization, the Acquired Fund will be terminated.

CONDITIONS TO CLOSING THE REORGANIZATION
The completion of the Reorganization is subject to certain conditions described in the Plan, including:
* The Acquired Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders (the separate accounts) of the Fund for the taxable years ending at or prior to the closing.
* The Fund will have received any approvals, consents, or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.
* A registration statement on Form N-14 will have been filed with the SEC and declared effective.
* The contract holders who are eligible to vote at the meeting will have approved the Agreement.
* The Acquired Fund will receive an opinion of tax counsel that the proposed Reorganization will be tax-free for the Acquired Fund and the Acquiring Fund and for the separate accounts that are the shareholders of the Acquired Fund.

                                       14
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

TERMINATION OF THE PLAN
The Plan and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of Trustees of the Acquired Fund or the Acquiring Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund, or the directors, officers, or shareholders of the Acquired Fund or the Acquiring Fund.

TAX STATUS OF THE REORGANIZATION
The exchange of the Acquired Fund's assets for shares of the Acquiring Fund, and the subsequent distribution of those shares to the Acquired Fund shareholders and the liquidation of the Acquired Fund, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Code. The Acquired Fund and the Acquiring Fund will receive an opinion of Dorsey & Whitney LLP, based in part on certain representations by the VIP Trust on behalf of both the Acquired Fund and the Acquiring Fund, substantially to the effect that:
   *  The Reorganization will constitute a reorganization within the meaning of
      Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund each will qualify as a party to the reorganization within the meaning of Section 368(b) of the Code.
   * Acquired Fund Shareholders will recognize no income, gain, or loss upon receipt, pursuant to the Reorganization, of Acquiring Fund Shares. Acquired Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Acquired Fund which are distributed by Acquired Fund prior to the Closing.
   * The tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be equal to the tax basis of the Acquired Fund Shares exchanged therefor.
   * The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund Shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shares were held as a capital asset at the Effective Time.
   * The Acquired Fund will recognize no income, gain, or loss by reason of the Reorganization.
   * The Acquiring Fund will recognize no income, gain, or loss by reason of the Reorganization.
   * The tax basis of the assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund as of the Effective Time.
   * The holding period of the assets received by the Acquiring Fund pursuant to the Reorganization will include the period during which such assets were held by the Acquired Fund.
   * The Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the Effective Time.

REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS
The Board believes that the proposed Reorganization will be advantageous to Acquired Fund shareholders based on its consideration of the following matters:
* TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.
* TAX CONSEQUENCES. The Board considered the tax-free nature of the Reorganization.
* CONTINUITY OF INVESTMENT. The Board considered the compatibility of the Funds and the degree of similarity between the investment objectives and the principal investment strategies for the Acquired Fund and the Acquiring Fund. The Board noted that, unlike the Acquiring Fund, the Acquired Fund's investment objective includes income, but also noted that income has not been the primary component of the Acquired Fund's returns in any of the last five full fiscal years. The Board considered the fact that the Acquired Fund and the Acquiring Fund have comparable investment objectives and, except as described in this proxy statement, investment strategies and policies that are substantially similar. The Board also took note of the fact that following the Reorganization, shareholders of the Acquired Fund will be invested in a Fund holding a portfolio whose characteristics are similar to those of the portfolio currently held by the Acquired Fund, except as described in this proxy statement.
* EXPENSE RATIOS. The Board considered the relative expenses of the Funds. At December 31, 2007, the end of each Fund's most recent fiscal year, the total operating expense ratio for the Acquiring Fund was lower than the total

                                       15
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008
  operating expense ratio for the Acquired Fund. The Board noted that the management fee of the Acquiring Fund for fiscal year 2007 was lower than the management fee of the Acquired Fund for fiscal year 2007, and that the management fee schedules for both the Acquired Fund and the Acquiring Fund have breakpoints. The Board also noted that both the Funds have the same
  Distribution (12b-1) Fees.   The Board also noted that the Acquiring Fund's
  Other Expenses are lower than those of the Acquired Fund's Other Expenses.
  The Board accorded considerable weight to the Manager's offer to put in place an additional voluntary management fee waiver, to be effective November 24, 2008, and continuing through April 30, 2009, that would include an additional breakpoint and would reduce the Acquiring Fund's management fee by 0.05% on assets above $500 million. Therefore, the Board considered that, after taking into account the effect of the Reorganization and the increased voluntary management fee reduction on the Davis NY Venture Fund, the Acquiring Fund's total operating expenses are expected to decrease as reflected in the table below.

FUND                                                               TOTAL OPERATING EXPENSES
                                                      (BASED ON ASSETS UNDER MANAGEMENT AT JUNE 30, 2008)
OCC Value Fund (Acquired Fund)                                              1.06%*
Davis NY Venture Fund - Pro Forma with OCC Value Fund                       1.04%**

   *Reflects a written agreement between the Manager and the Fund, effective
    December 1, 2007, whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $250 million of assets, 0.70% on the next $250 million, and 0.65% thereafter through April 30, 2009.

   **Pro forma expenses of the Acquired fund and the Acquiring Fund combined, assuming the proposed Reorganization had been effective on June 30, 2008, and adjusted to reflect the proposed reduction, to be effective November 24, 2008, of the management fee to 0.75% on the first $100 million of assets, 0.70% on the next $400 million, and 0.65% thereafter through April 30, 2009.

  The Board also considered the possibility that both higher aggregate net assets resulting from the Reorganization and the opportunity for net cash inflows, or reduced outflows, may reduce the risk that, if net assets of the Acquired Fund fail to grow, or even diminish, the Acquired Fund's total expense ratio could rise from current levels as fixed expenses become a larger percentage of net assets. The Board noted that the Acquiring Fund is subject to an expense limitation agreement that will remain in place through at least April 30, 2009, and is currently operating with expenses below the cap contained in the expense limitation agreement. Also, the Board noted that the Acquiring Fund is not currently subject to reimbursements to the Manager for expenses previously waived by the Manager.
* ECONOMIES OF SCALE. The Board considered the advantage of combining Funds with similar investment objective and substantially similar investment strategies. The Board believes that the combined Fund may have the opportunity to take advantage of the economies of scale associated with a larger fund. The combined Fund may have better prospects for growth than either Fund separately. For example, a larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Furthermore, as indicated above, fixed expenses, such as audit expenses and accounting expenses that are charged on a per fund basis, may be reduced.
* COSTS. The Board noted that the Acquired Fund will bear the expenses of printing and mailing communications to the contract holders who beneficially owned its shares and that all other expenses of the Reorganization, including accounting, legal, and custodial expenses, will be allocated equally between the Acquired Fund and the Acquiring Fund. The Board considered the Manager's analysis showing that the reduction in annual operating expenses for the Acquired Fund and the Acquiring Fund resulting from the Reorganization is likely to be greater than the expenses of the Reorganization to be borne by the Acquired Fund or Acquiring Fund, as the case may be. The Board also noted the Manager's commitment to reimburse expenses related to the Reorganization to the extent that they exceed the estimated reduction in annual operating expenses of the Fund over the first year following the Closing.
* DILUTION. The Board considered the fact that the Reorganization will not dilute the interests of the current contract holders with contract values allocated to subaccounts investing in the Acquired Fund because it would be effected on the basis of the relative net asset value per share of the Acquired Fund and the Acquiring Fund, respectively. Thus, subaccounts holding shares of the Acquired Fund will receive shares of the Acquiring Fund equal in value to their shares in the Acquired Fund.

                                       16
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

* PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of the Funds. The Board took into account the better overall track record of the Acquiring Fund, when compared to the Acquired Fund, over the past five years, and the greater consistency of the Acquiring Fund's returns compared to those of the Acquired Fund. While the Board was cognizant of the fact that an Acquiring Fund's past performance is no guarantee of its future results, it did recognize that the better overall track record of an Acquiring Fund could help attract more assets into the combined Funds and therefore could increase shareholder confidence in the combined Fund. The Board concluded that increased inflows, or reduced outflows, could lead to further economies of scale (see "Economies of Scale" above).
  The Board also considered the fact that the Funds have similar investment objectives and similar investment strategies, noting that although the Acquired Fund's investment objective includes income, income has not been the primary component of the Acquired Fund's returns in any of the five most recent fiscal years. The Reorganization should allow for a concentrated selling effort, thereby potentially benefiting shareholders of the combined Funds. The Board further took into account the Manager's belief that the Acquired Fund, as a stand-alone Fund, was unlikely to experience significant growth in assets as a result of inflows.
* POTENTIAL EFFECTS ON THE MANAGER. The Board also considered the potential benefits from the Reorganization that could be realized by the Manager. The Board recognized that the potential benefits to the Manager consist principally of economies of scale and the elimination of expenses incurred in duplicative efforts to administer separate funds. The Board also noted, however, that shareholders of the Acquired Fund will benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganization. The Board noted that the proposed Reorganization would affect the amount of management fees that the Manager retains after payment of the subadvisory fees. The table below assumes that the Reorganization has taken place, and gives effect to the additional temporary reduction in management fees payable to Manager, which will become effective on November 24, 2008, and the reduction in subadvisory fees payable to the subadviser of the Acquiring Fund, which became effective on July 1, 2008. See Table A-2 above for information concerning current management fees for both Funds and the voluntary reductions in management fees that are currently in effect.

FUND                                                  MANAGEMENT FEE RETAINED AFTER PAYMENT OF SUBADVISORY FEE
                                                        (based on assets under management at June 30, 2008)
OCC Value Fund (Acquired Fund)                                                 0.25%
Davis NY Venture Fund (Acquiring Fund)                                         0.30%
   Weighted Average Before Reorganization                                      0.28%
DAVIS NY VENTURE FUND - PRO FORMA WITH OCC VALUE FUND                          0.30%

The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.


BOARDS' DETERMINATIONS
After considering the factors described above and other relevant information at a telephonic meeting held on August 20, 2008, and at an in-person meeting held on September 3, 2008, the Board of Trustees of the Acquired Fund, including a majority of the independent Board members found that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing contract holders with contract values allocated to subaccounts investing in the Acquired Fund would not be diluted as a result of the Reorganization.

The Board of Trustees of the Acquiring Fund approved the Plan at the meeting held on September 3, 2008. Among other factors, the Board members considered the terms of the Plan, the provisions intended to avoid the dilution of contract holders' interests, and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of existing contract holders with contract values allocated to subaccounts investing in the Acquiring Fund will not be diluted as a result of the Reorganization. The Board also approved the voluntary reduction in the management fee on the Acquiring Fund, to be effective from November 24, 2008, through April 30, 2009.

                                       17
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

RECOMMENDATION AND VOTE REQUIRED
The Board recommends that contract owners who are entitled to vote at the meeting approve the proposed Plan. Approval of the Plan requires the affirmative vote, in person or by proxy, of a majority of the voting power of the outstanding shares of the Fund on the record date, September __, 2008. Each share is entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per share held by a shareholder on the record date. If the Plan is not approved by the Acquired Fund, the Board will consider what further action should be taken.

If shareholder approval is obtained, the Reorganization is scheduled to be effective on or about November ___, 2008.



                                      18
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

SECTION B - PROXY VOTING AND SHAREHOLDER MEETING INFORMATION
REFERENCE TO THE "FUND" IN THIS SECTION IS A REFERENCE TO THE ACQUIRED FUND.

A special meeting of shareholders of the Acquired Fund will be held as specified in the Notice of Special Meeting that accompanies this proxy statement/prospectus. At the meeting shareholders (the separate accounts) will vote their shares of the Acquired Fund.

You have the right to instruct Allianz Life and Allianz Life of NY (together, "Allianz") on how to vote the shares of the Acquired Fund held under your variable annuity or variable life insurance contract. The number of Fund shares for which you may provide instructions will be based on the dollar amount of Fund shares that you own beneficially through the subaccount accumulation units and/or annuity units in your contract on the record date. Each accumulation unit or annuity unit represents a specified dollar value and a specified number of Fund shares. For each dollar of value, the contract owner is permitted to vote one Fund share. We count fractional votes. If you execute and return your voting instruction form, but do not provide voting instructions, Allianz will vote the shares underlying your contract in favor of the proposal described above. Allianz will vote any shares for which it does not receive a voting instruction form, and any shares which it or its affiliates hold for their own account, in proportionately the same manner as shares for which it has received voting instructions. Allianz will not require voting instructions for a minimum number of shares, and therefore a small number of shareholders could determine the outcome of any proposal.

For the Meeting to proceed, there must be a quorum. This means that at least 25% of the Fund's shares must be represented at the Meeting either in person or by proxy. Because Allianz is the only shareholder of the Fund, its presence at the Meeting in person or by proxy will meet the quorum requirement.

You may revoke your voting instructions up until voting results are announced at the Meeting or at any adjournment of the Meeting by giving written notice to Allianz prior to the Meeting by mail to Allianz Variable Insurance Products Trust, c/o Advisory Management, A 3-825, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, by executing and returning to Allianz a voting instruction form with a later date, or by attending the Meeting and voting in person. If you need a new voting instruction form, please call the Fund at 1-800-950-5872 ext. 35857, and a new voting instruction form will be sent to you. If you return an executed form without voting instructions, your shares will be voted "FOR" the proposal.

The Acquired Fund will pay all costs of solicitation, including the cost of preparing and mailing the Notice of a Special Meeting of Shareholders and this proxy statement/prospectus to contract holders. Representatives of the Manager, without cost to the Fund, also may solicit voting instructions from contract holders by means of mail, telephone, or personal calls.


DISSENTERS' RIGHTS OF APPRAISAL. There are no appraisal or dissenters' rights for shareholders of the Acquired Fund. Delaware law does not grant beneficiaries of statutory trusts who dissent from approval of the Reorganization the right to demand an appraisal for their interests and payment of their fair cash value. As a result, shareholders who object to the Reorganization do not have a right to demand a different payment for their shares of beneficial interest.

OTHER MATTERS. Management of the Fund knows of no other matters that may properly be, or that are likely to be, brought before the Meeting. However, if any other business shall properly come before the Meeting, the persons named on the voting instruction form intend to vote thereon in accordance with their best judgment.

ADJOURNMENT. In the event that voting instructions received by the time scheduled for the meeting are not sufficient to approve the Reorganization, the representatives of Allianz may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of voting instructions on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the meeting. The representatives of Allianz will vote in favor of adjournment. The Acquired Fund will pay the costs of any additional solicitation and of any adjourned meeting. A shareholder vote may be taken on one or more of the items in this proxy statement prior to adjournment if sufficient voting instructions have been received.



                                      19
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

SECTION C - CAPITALIZATION, OWNERSHIP OF FUND SHARES AND OTHER FUND INFORMATION IN THIS SECTION REFERENCE TO THE "FUND" IS A REFERENCE TO THE ACQUIRING FUND AND THE ACQUIRED FUND.

This section contains the following information about the Funds:

TABLE   CONTENT

        (all information is shown for the fiscal year ended December 31, 2007, unless noted otherwise)

C-1 Actual and pro forma capitalization of the Acquired Fund and the Acquiring Fund

C-2     Actual and pro forma ownership of Fund shares


CAPITALIZATION

The following table shows the capitalization of the Funds at June 30, 2008, and on a pro forma basis, assuming the proposed Reorganization had taken place.

TABLE C-1. ACTUAL AND PRO FORMA CAPITALIZATION OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

FUND                                                   NET ASSETS  NET ASSET VALUE SHARES OUTSTANDING
                                                                      PER SHARE
OCC Value Fund (Acquired Fund)*                       $287,963,634      $9.59          30,034,196
Davis NY Venture Fund (Acquiring Fund)                $495,458,486     $12.45          39,799,232
Adjustments**                                           $(125,000)       --               (6,912,437)
Davis NY Venture Fund - Pro Forma with OCC Value Fund $783,297,120     $12.45          62,920,991

* The number of Fund shares for which you may provide instructions will be based on the dollar amount of Acquired Fund shares that you own beneficially through the subaccount accumulation units and/or annuity units in your contract on the record date.

**The adjustment to net assets represents the impact as a result of the estimated Reorganization fees and expenses that will be paid by the Funds, and the adjustment to shares outstanding represents the impact as a result of the shares being issued by the Acquiring Fund to the Acquired Fund shareholders.



                                       20
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

OWNERSHIP OF FUND SHARES

The following table provides information on shareholders who owned more than 5% of each Fund's outstanding shares at August 31, 2008. At August 31, 2008, officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

TABLE C-2.  ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

FUND                             5% OWNERS            PERCENT OF SHARES HELD PERCENT OF SHARES HELD FOLLOWING THE REORGANIZATION
OCC Value Fund        Allianz Life Variable Account B         _____%                                 N/A
Davis NY Venture Fund Allianz Life Variable Account B         _____%                               _____%








                                       21
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

EXHIBIT A -AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of August __, 2008, (the "Agreement") is by and among the Allianz Variable Insurance Products Trust (the "VIP Trust" or the "Selling Trust"), a Delaware statutory trust, on behalf of its series, the AZL OCC Value Fund (the "Acquired Fund"), and the same statutory trust (in this role, the "Buying Trust") on behalf of its series, the AZL Davis NY Venture Fund (the "Acquiring Fund"), and Allianz Investment Management LLC (solely for the purposes of Section 11 of the Agreement).

The following table shows the name of the Acquired Fund and the Acquiring Fund that will be parties to the reorganization.

----------------------------------------------
|  ACQUIRED FUND   |     ACQUIRING FUND      |
----------------------------------------------
|AZL OCC Value Fund|AZL Davis NY Venture Fund|
----------------------------------------------

In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. The Acquired Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates. The reorganization between the Acquiring Fund and the Acquired Fund is referred to hereinafter as the "Reorganization." The Acquiring Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Fund.

2. REORGANIZATION.
   a. Plan of Reorganization. The Reorganization is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing (as defined below), the Selling Trust will convey all of the assets of the Acquired Fund to the Acquiring Fund. The Acquiring Fund will assume all liabilities of the Acquired Fund. At the Closing, the Buying Trust will deliver shares of the Acquiring Fund, including fractional shares, to the Selling Trust.
      The number of shares will be determined by dividing the aggregate net asset value of the shares of the Acquired Fund, computed as described in
      Section 3(a), by the net asset value of one share of the Acquiring Fund, computed as described in Section 3(b). The Acquired Fund will not pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the separate account shareholders of the Acquired Fund will not pay a sales charge on distribution to them of shares of the Acquiring Fund.
   b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of contract holders of the Acquired Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date of the Closing or at such other time as an authorized officer of the VIP Trust shall determine (the "Effective Time").

3. VALUATION.
   a. The aggregate net asset value of the shares of the Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Acquired Fund's prospectus.
   b. The net asset value per share of shares of the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund's prospectus.
   c. At the Closing, the Acquired Fund will provide the Acquiring Fund with a copy of the computation showing the valuation of the aggregate net asset value of the shares of the Acquired Fund on the Valuation Date. The Acquiring Fund will provide the Acquired Fund with a copy of the computation showing the determination of the net asset value per share of shares of the Acquiring Fund on the Valuation Date.

                                       A-1
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             Statement/Prospectus {diamond-suit} __________, 2008

4. LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND.
   a. As soon as practicable after the Valuation Date, the Selling Trust will liquidate the Acquired Fund and distribute shares of the Acquiring Fund to the Acquired Fund's shareholders of record. The Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Selling Trust. The Acquiring Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Selling Trust.
   b. Immediately after the Valuation Date, the share transfer books of the Selling Trust relating to the Acquired Fund will be closed and no further transfer of shares will be made.
   c. Promptly after the distribution, the Acquiring Fund or its transfer agent will notify each shareholder of the Acquired Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.
   d. As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

5. REPRESENTATIONS, WARRANTIES, AND COVENANTS OF THE BUYING TRUST. The Buying Trust represents and warrants to the Acquired Fund as follows:
   a. Organization, Existence, Registration as Investment Company. The Buying Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. The Acquiring Fund is a series of the Buying Trust.
   b. Capitalization. The Buying Trust has authorized capital of an unlimited number of shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.
   c. Financial Statements. The audited financial statements of the Acquiring Fund as of the end of the last fiscal year and the subsequent unaudited semi-annual financial statements, if any (the "Acquiring Fund Financial Statements"), fairly present the financial position of the Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.
   d. Shares to Be Issued upon Reorganization. The shares of beneficial interest to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid, and non-assessable.
   e. Authority Relative to the Agreement. The Buying Trust has the power to enter into and carry out the obligations described in this Agreement.
      This Agreement and the transactions contemplated by it have been duly authorized by the Board of Trustees of the Buying Trust, and no other proceedings by the Buying Trust or the Acquiring Fund are necessary under the Buying Trust's Agreement and Declaration of Trust or By-Laws (the "Governing Documents").
   f. No Violation. The Buying Trust is not in violation of its Governing Documents or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquiring Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to the Acquiring Fund.
   g. Liabilities.  There are no liabilities of the Acquiring Fund other than:
      (1)liabilities disclosed in the Acquiring Fund Financial Statements,
      (2)liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or
      (3)liabilities previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquiring Fund.

                                       A-2
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             Statement/Prospectus {diamond-suit} __________, 2008

   h. Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of the Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree, or judgment.
   i. Contracts. Except for contracts and agreements previously disclosed to the Selling Trust, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.
   j. Taxes. The Acquiring Fund has qualified as a regulated investment company as defined in Subchapter M of the Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Acquiring Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and such returns and reports have been true, accurate, and complete, (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the Acquired Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and
      (iv) except as disclosed to the Acquired Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.
   k. Registration Statement. The Acquiring Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares of beneficial interest to be issued in the Reorganization. At the time that the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meetings, and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection applies to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Acquired Fund for use in the Registration Statement.

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING TRUST.
   The Selling Trust represents and warrants to the Acquiring Fund as follows:
   a. Organization, Existence, Registration as Investment Company. The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the 1940 Act as an open-end, management investment company. The Acquired Fund is a series of the Selling Trust.
   b. Capitalization. The Selling Trust has authorized capital of an unlimited number shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquired Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.
   c. Financial Statements. The audited financial statements of the Acquired Fund as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Acquired Fund Financial Statements"), fairly present the financial position of the Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.
   d. Authority Relative to the Agreement. The Selling Trust has the power to enter into and to carry out its obligations under this Agreement. This Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Selling Trust, the shareholders meetings referred to in Section 6(k) will be called and held, and no other proceedings by the Selling Trust or the Acquired Fund are necessary under the Selling Trust's Governing Documents.
   e. No Violation. The Selling Trust is not in violation of its Agreement and Declaration of Trust or By-Laws (the "Governing Documents") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquired Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to the Acquired Fund.
   f. Liabilities.  There are no liabilities of the Acquired Fund other than:

                                       A-3
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

      (1)liabilities disclosed in the Acquired Fund Financial Statements,
      (2)liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or
      (3)liabilities previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquired Fund.
   g. Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of the Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and the Acquired Fund is not a party to or subject to the provisions of any order, decree, or judgment.
   h. Contracts. Except for contracts and agreements previously disclosed to the Buying Trust, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.
   i. Taxes. The Acquired Fund has qualified as a regulated investment company as defined in Subchapter M of the Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Acquired Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and all such returns and reports are true, accurate, and complete, (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the Acquiring Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and
      (iv) except as disclosed to the Acquiring Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.
   j. Fund Securities. All securities listed in the schedules of investments of the Acquired Fund as of the Closing will be owned by the Acquired Fund free and clear of any encumbrances, except as indicated in the schedule.
   k. Shareholders' Meetings; Registration Statement. The Acquired Fund will call and hold a shareholders' meeting at which its shareholders will consider and act upon the transactions contemplated by this Agreement.
      The Acquired Fund will cooperate with the Acquiring Fund and will furnish information relating to the Selling Trust and the Acquired Fund required in the Registration Statement. At the time that the Registration Statement becomes effective, at the time of the shareholders' meeting, and at the Closing, the Registration Statement, as it relates to the Selling Trust or the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Trust or the Acquired Fund for use in the Registration Statement.

7. CONDITIONS TO OBLIGATIONS OF THE BUYING TRUST. The obligations of the Buying Trust with respect to the Reorganization are subject to the satisfaction of the following conditions:
   a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of the Acquired Fund shares entitled to vote.
   b. Representations, Warranties, and Agreements. The Selling Trust and the Acquired Fund will have complied with this Agreement, and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Selling Trust will provide a certificate to the Acquiring Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of the Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Trust, and delivered to the Acquiring Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by the Acquired Fund will not constitute a "material adverse change" for purposes of the foregoing sentence.
   c. Regulatory Approvals.
      (1)The Registration Statement referred to in Section 5(k) will be effective, and no stop orders under the 1933 Act will have been issued.

                                       A-4
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             Statement/Prospectus {diamond-suit} __________, 2008

      (2)All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.
   d. Opinion of Counsel. The Buying Trust will have received an opinion of counsel for the Selling Trust, dated as of the Closing, to the effect that
      (i) the Selling Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) the Acquired Fund is a series of the Selling Trust; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Selling Trust and the Acquired Fund, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Trust.
   e. Declaration of Dividend. The Acquired Fund, prior to the Closing, will have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Acquired Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING TRUST. The obligations of the Selling Trust with respect to the Reorganization are subject to the satisfaction of the following conditions:
   a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Acquired Fund shares entitled to vote.
   b. Representations, Warranties, and Agreements. The Acquiring Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Buying Trust will provide a certificate to the Acquired Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of the Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Trust, and delivered to the Acquired Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by the Acquiring Fund will not constitute a "material adverse change" for purposes of the foregoing sentence.
   c. Regulatory Approvals.
      (1)The Registration Statement referred to in Section 5(k) will be effective and no stop orders under the 1933 Act will have been issued.
      (2)All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.
   d. Opinion of Counsel. The Selling Trust will have received the opinion of counsel for the Buying Trust, dated as of the Closing, to the effect that
      (i) the Buying Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) the Acquiring Fund is a series of the Buying Trust; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Buying Trust and the Acquiring Fund, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Trust; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid, and non-assessable shares of the Acquiring Fund.

9. FURTHER CONDITIONS TO THE OBLIGATIONS OF THE BUYING TRUST AND THE SELLING TRUST. As a further condition to the obligations of the VIP Trust on behalf of both the Acquired Fund and the Acquiring Fund hereunder, the VIP Trust, on behalf of both the Acquired Fund and the Acquiring Fund, shall have received the opinion of Dorsey & Whitney LLP addressed to the VIP Trust on behalf of both the Acquired Fund and the Acquiring Fund, dated as of the date of the Closing, and based in part on representations to be furnished by the VIP Trust on behalf of the Acquired Fund and the Acquiring Fund, substantially to the effect that:

                                       A-5
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

   a. The Reorganization will constitute a reorganization within the meaning of
      Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund each will qualify as a party to the reorganization within the meaning of Section 368(b) of the Code.
   b. Acquired Fund Shareholders will recognize no income, gain, or loss upon receipt, pursuant to the Reorganization, of the Acquiring Fund Shares. Acquired Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of the Acquired Fund which are distributed by the Acquired Fund prior to the Closing.
   c. The tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be equal to the tax basis of the Acquired Fund Shares exchanged therefor.
   d. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund Shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund Shares were held as a capital asset at the Effective Time.
   e. The Acquired Fund will recognize no income, gain or loss by reason of the Reorganization.
   f. The Acquiring Fund will recognize no income, gain or loss by reason of the Reorganization.
   g. The tax basis of the assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund as of the Effective Time.
   h. The holding period of the assets received by the Acquiring Fund pursuant to the Reorganization will include the period during which such assets were held by the Acquired Fund.
   i. The Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the Effective Time.

10.AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND
   REPRESENTATIONS.
   a. This Agreement may be amended in writing if authorized by the Board of Trustees. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of Sections 2 or 3.
   b. At any time prior to the Closing, any of the parties may waive in writing
      (i) any inaccuracies in the representations and warranties made to it and
      (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain shareholder approval or the requirement to obtain a tax opinion.
   c. The Selling Trust may terminate this Agreement at any time prior to the Closing by notice to the Buying Trust if a material condition to its performance or a material covenant of the Buying Trust on behalf of the Acquiring Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Buying Trust on behalf of the Acquiring Fund and is not cured.
   d. The Buying Trust may terminate this Agreement at any time prior to the Closing by notice to the Selling Trust if a material condition to its performance or a material covenant of the Selling Trust on behalf of the Acquired Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Selling Trust on behalf of the Acquired Fund and is not cured.
   e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective trustees, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2008, or a later date agreed upon by the parties, if the Closing has not taken place on or prior to that date.
   f. The representations, warranties, and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11.EXPENSES. All fees paid to governmental authorities for the registration or qualification of the Acquiring Fund Shares and all transfer agency costs related to the shares of the Acquiring Fund Shares shall be allocated to the Acquiring Fund. All fees and expenses related to printing and mailing communications to shareholders and beneficial owners of shares of the Acquired Fund shall be allocated to the Acquired Fund. All of the other expenses of the transactions required for the Reorganization, including without limitation, accounting, legal, and custodial expenses, shall be allocated equally between the Acquired Fund and the Acquiring Fund. The expenses specified in this Section shall be borne by the Fund to which they are allocated, except that Allianz Investment Management LLC

                                       A-6
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008
    shall bear such expenses to the extent such expenses exceed the anticipated reduction in expenses borne by the Acquiring Fund's shareholders over the one-year period beginning on the day after the Closing. In the event that the Closing does not occur, Allianz Investment Management LLC shall bear all such expenses.

12.  GENERAL.
   a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.
   b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

13. INDEMNIFICATION. Each party will indemnify and hold the other and its officers and trustees (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Indemnitee's position.


                                      A-7
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

on behalf of AZL OCC Value Fund



By /s/ Jeffrey W. Kletti

Jeffrey W. Kletti

President



ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

on behalf of AZL Davis NY Venture Fund



By /s/ Jeffrey W. Kletti

Jeffrey W. Kletti

President



The undersigned is a party to this Agreement for purposes of Section 11 only.

ALLIANZ INVESTMENT MANAGEMENT LLC



By /s/ Brian Muench

Brian Muench

Vice President







                                      A-8
      The Allianz  Variable Insurance Products Trust {diamond-suit} Proxy
             Statement/Prospectus {diamond-suit} __________, 2008





                                   PART B - SAI
                              _____________________


                      STATEMENT OF ADDITIONAL INFORMATION




                         ACQUISITION OF THE ASSETS OF

                AZL[{reg-trade-mark}] LMP LARGE CAP GROWTH FUND
                      AZL[{reg-trade-mark}] OCC VALUE FUND


                        BY AND IN EXCHANGE FOR SHARES OF

                  AZL[{reg-trade-mark} ]LEGG MASON GROWTH FUND
                  AZL[{reg-trade-mark}] DAVIS NY VENTURE FUND


                                EACH A "FUND" OF
            ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")
                               SEPTEMBER __, 2008


This Statement of Additional Information relates specifically to the reorganization of the two series of the Trust identified above (each an "Acquired Fund") into the respective series of the Trust identified above (each an "Acquiring Fund"). Pursuant to this reorganization each Acquiring Fund would acquire all of the assets of a corresponding Acquired Fund that has substantially similar investment objectives and strategies, except as otherwise described in the Proxy Statement/Prospectus dated September __, 2008, and Acquiring Fund shares would be distributed proportionately by each Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund. For the name of the Acquiring Fund(s) into which your Acquired Fund(s) would be reorganized see the cover page of the Proxy Statement/Prospectus.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated September __, 2008, relating to the matters referenced above may be obtained without charge by writing the Trust at 3435 Stelzer Road, Columbus, OH 43219, or by calling toll free 1-877-833-7113. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.





TABLE OF CONTENTS                                                        PAGE


ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS......2

FINANCIAL INFORMATION........................................................2

PRO FORMA FINANCIAL STATEMENTS...............................................3

PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS........................15

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

This Statement of Additional Information is accompanied by the following document, which contains additional information about the Acquiring Funds and the Acquired Funds and which is incorporated by reference herein:

        Statement of Additional Information dated May 1, 2008, of Allianz Variable Insurance Products Trust (the "Trust") in the form filed by the Trust with the Securities and Exchange Commission (the "SEC") on April 29, 2008, pursuant to Rule 497 (Registration Nos. 333-83423 and 811-9491), EDGAR Accession Number 0001091439-08-000007.





FINANCIAL INFORMATION

Historical financial information regarding the Acquiring Funds and the Acquired Funds is included in the following documents, which accompany this Statement of Additional Information and which are incorporated by reference herein:

                                Acquiring Funds

           The AZL[{reg-trade-mark}] Legg Mason Growth Fund's Annual Report for the fiscal year ended December 31, 2007, in the form N-CSR filed by the Trust with the SEC on March 10, 2008, EDGAR Accession Number 0000950152-08-001807.

           The AZL[{reg-trade-mark}] Davis NY Venture Fund's Annual Report for the fiscal year ended December 31, 2007, in the form N-CSR filed by the Trust with the SEC on March 10, 2008, EDGAR Accession Number 0000950152-08-001807.



                                 Acquired Funds

           The AZL[{reg-trade-mark}] LMP Large Cap Growth Fund's Annual Report for the fiscal year ended December 31, 2007, in the form N-CSR filed by the Trust with the SEC on March 10, 2008, EDGAR Accession Number 0000950152-08-001807.

           The AZL[{reg-trade-mark}] OCC Value Fund's Annual Report for the fiscal year ended December 31, 2007, in the form N-CSR filed by the Trust with the SEC on March 10, 2008, EDGAR Accession Number 0000950152-08-001807.




                                       2


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

PRO FORMA FINANCIAL STATEMENTS

Set forth on the following pages are pro forma financial statements presented to show the effect of the proposed acquisition of each Acquired Fund by the corresponding Acquiring Fund as if such acquisition had taken place as of the close of business on June 30, 2008.


AZL LEGG MASON GROWTH FUND
PRO FORMA
STATEMENT OF ASSETS AND LIABILTIES
JUNE 30, 2008
(UNAUDITED)


                                                        AZL LMP Large Cap   AZL Legg Mason      Pro Forma       Pro Forma
Assets                                                     Growth Fund        Growth Fund      Adjustments      Combined
------------------------------------------------------- ----------------- ----------------- ---------------- ---------------

Investment securities, at cost.......................     $ 253,462,242    $ 204,758,929       $         -    $458,221,171
Investment securities, at value *^...................     $ 255,047,554    $ 190,250,335       $         -    $445,297,889
Interest and dividends receivable....................            71,070           63,023                 -         134,093
Receivable for capital shares issued.................                 -          133,412                 -         133,412
Prepaid expenses.....................................             1,815            1,158                 -           2,973
Total Assets.........................................       255,120,439      190,447,928                 -     445,568,367

Liabilities
Payable for investments purchased....................                 -          996,254                 -         996,254
Payable for capital shares redeemed..................           682,337          107,998                 -         790,335
Payable for return of collateral received............        35,888,964       37,507,710                 -     73,396,674
Manager fees payable.................................           146,333          107,390                 -        253,723
Administration fees payable..........................             8,281            5,770                 -          14,051
Distribution fees payable............................            47,871           33,559                 -          81,430
Administrative and compliance services fees payable..             2,115            1,483                 -           3,598
Trustee fees payable.................................                21               15                 -              36
Reorganization fees payable (B)......................                 -                -            98,500          98,500
Other accrued liabilities............................            27,130           19,066                 -          46,196
Total Liabilities....................................        36,803,052       38,779,245            98,500      75,680,797
Net Assets...........................................     $ 218,317,387    $ 151,668,683       $  (98,500)    $369,887,570

Net Assets Consist of:
Capital..............................................     $ 207,919,686    $ 170,318,595       $         -    $378,238,281
Accumulated net investment income/(loss).............           107,394           32,828          (98,500)          41,722
Net realized gains/(losses) on investment transactions                         8,704,995       (4,174,146)                -
     4,530,849
Net unrealized appreciation/(depreciation) on investments                      1,585,312      (14,508,594)                -
     (12,923,282)
Net Assets...........................................     $ 218,317,387    $ 151,668,683$               (98,500) $
     369,887,570
Shares of beneficial interest (unlimited number of
     shares authorized, no par value) (A)............        20,823,187       13,947,753         (755,475)      34,015,465
Net Asset Value (offering and redemption
     price per share) (A)............................            $10.48           $10.87               $ -          $10.87

*    The AZL LMP Large Cap Growth Fund and AZL Legg Mason  Growth  Fund  include
     securities  on  loan  of   $34,755,157   and   $36,503,929,   respectively.
     {circumflex}Includes investment in affiliate of $35,888,964.

(A) Shares of the AZL LMP Large Cap Growth Fund are exchanged for new shares of the AZL Legg Mason Growth Fund, to commence operations upon consummation of the merger.

(B) Represents the estimated reorganization fees and expenses that are expected to be paid by the Funds.

See accompanying notes to the Pro Forma financial statements.


                                       3


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

AZL LEGG MASON GROWTH FUND
PRO FORMA
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2008
(UNAUDITED)

INVESTMENT INCOME:                 AZL LMP      AZL LEGG
                                   LARGE CAP    MASON GROWTH     PRO FORMA           PRO FORMA
                                   GROWTH FUND  FUND            ADJUSTMENTS          COMBINED

Interest..........................   $ 84,379        $154,113        $     -           $238,492
Dividends.........................  2,171,152       1,464,013              -          3,635,165
Income from securities lending....    316,455         101,490              -            417,945
Total Investment Income...........  2,571,986      1,719,616               -          4,291,602

EXPENSES:
Manager fees......................  2,051,718       1,402,134      121,363[ A]        3,575,215
Administration fees...............    107,857          65,069               -           172,926
Distribution fees.................    641,161         412,392               -         1,053,553
Custodian fees....................     22,855          29,259       (8,900)[B]           43,214
Administrative and compliance
services fees                          9,402            6,020               -            15,422
Trustees' fees....................     17,250           9,202               -            26,452
Professional fees.................     27,022          24,100        (750)[ B]           50,372
Shareholder reports...............     35,079          30,338               -            65,417
Reorganization fees...............          -                       33,500[ C]           33,500
Other expenses....................     13,247          10,486      (2,125)[ B]           21,608
Total expenses before reductions..  2,925,591       1,989,000          143,088        5,057,679
Less expenses waived/reimbursed
by the Manager....................   (53,709)       (82,479)      (74,119)[ A]         (210,307)
Less expenses paid indirectly.....   (12,224)       (20,310)                -           (32,534)
Net Expenses......................  2,859,658       1,886,211          68,969          4,814,838
Net Investment Income/(Loss)......  (287,672)       (166,595)         (68,969)         (523,236)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and
     foreign currency transactions...................         8,210,533      (6,569,287)        (65,000) C       1,576,246
Change in unrealized appreciation/depreciation
     on investments..................................      (44,436,202)     (31,591,583)                 -    (76,027,785)

Net Realized and Unrealized Gains/(Losses)
     on Investments..................................      (36,225,669)     (38,160,870)          (65,000)    (74,451,539)
Change in Net Assets Resulting from Operations.......     $(36,513,341)    $(38,327,465)       $ (133,969    $.(74,974,775)



A Based on contract in effect for the surviving AZL Legg Mason Growth Fund.
B Decrease due to the elimination of duplicative expenses achieved by merging the funds.
C Represents the estimated reorganization fees and expenses that are to be expected to be paid by the Funds.

See accompanying notes to the Pro Forma financial statements.

                                       4


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

AZL LEGG MASON GROWTH FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
JUNE 30, 2008 ( UNAUDITED)

 1.  DESCRIPTION OF THE FUND:

The  AZL  Legg  Mason  Growth  Fund,  ("LM Growth Fund") a series of the Allianz
Variable Insurance Products Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a non-diversified, open-end investment company established as a Delaware statutory trust.

The Trust is authorized to issue an unlimited number of shares of the LM Growth Fund without par value. Shares of the LM Growth Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the LM Growth Fund. In addition, in the normal course of business, the LM Growth Fund may enter into contracts with its vendors and others that provide for general indemnifications. The LM Growth Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the LM Growth Fund. However, based on experience, the LM Growth Fund expects that risk of loss to be remote.

The pro forma adjustments and pro forma combined columns of the Statement of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the LM Growth and the AZL LMP Large Cap Growth ("LMP Large Cap Growth Fund") Funds were combined for the twelve-month period ended June 30, 2008. Manager, administration and 12b-1 fees in the pro forma combined column are calculated at the projected rates in effect for the LM Growth Fund based upon the combined net assets of the corresponding LM Growth Fund and the LMP Large Cap Growth Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

 2.  BASIS OF COMBINATION:

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the LMP Large Cap Growth Fund a series of the Trust, by the LM Growth Fund as if such acquisition had taken place as of July 1, 2007. Under the terms of the Plan of Reorganization, the combination of LM Growth Fund and LMP Large Cap Growth Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of LMP Large Cap Growth Fund in exchange for shares of LM Growth Fund at the June 30, 2008 net asset value.

The statement of assets and liabilities and the related statement of operation of LMP Large Cap Growth Fund and LM Growth Fund have been combined as of and for the twelve-month period ended June 30, 2008. Following the acquisition, the LM Growth Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles ("GAAP"), the historical cost of investment securities will be carried forward to the LM Growth Fund and the results of operations for pre-combination periods of the LM Growth Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of LM Growth Fund and LMP Large Cap Growth Fund included in their respective semi-annual report dated June 30, 2008.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of LMP Large Cap Growth Fund by the LM Growth Fund had taken place as of July 1, 2007.

3.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the LM Growth Fund in the preparation of its financial statements. The policies conform to GAAP. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.



                                       5


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

SECURITY VALUATION
Effective January 1, 2008, the LM Growth Fund adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." There was no impact to the LM Growth Funds' net assets or results of operations upon adoption. SFAS No.157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (``NASDAQ'') are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees ("Trustees") or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

In accordance with procedures adopted by Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date, except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

FUTURES CONTRACTS
The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

REAL ESTATE INVESTMENT TRUSTS
The Fund may own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.



                                       6


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

DIVIDENDS TO SHAREHOLDERS
Dividends to shareholders are recorded on the ex-dividend date. The LM Growth Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ``book/tax'' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

EXPENSE ALLOCATION
Expenses directly attributable to the LM Growth Fund are charged directly to the LM Growth Fund, while expenses attributable to more than one Fund of the Trust are allocated among the respective Funds of the Trust based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trust's based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the "Manager"), formerly known as Allianz Life Advisors, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

SECURITIES LENDING
To generate additional income, the LM Growth Fund may lend up to 33[ ]1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The LM Growth Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the LM Growth Fund had the following amounts outstanding related to securities lending:

              VALUE OF COLLATERAL       VALUE OF LOANED SECURITIES
 LM Growth    $  73,396,674             $  71,279,086

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Liquid Institutional Assets Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.


                                       7


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

COMMISSION RECAPTURE
Certain Funds of the Trust participate in a commission recapture program. The Funds of the Trust will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the LM Growth Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as ``Expenses paid indirectly'' on the Statement of Operations.

4.  CAPITAL SHARES:

The pro forma net asset value per share assumes the issuance of shares of the LM Growth Fund that would have been issued at June 30, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of LMP Large Cap Growth Fund, as of June 30, 2008, divided by the net asset value per share of the shares of LM Growth Fund as of June 30, 2008. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at June 30, 2008:




                                  SHARES OF LM     SHARES ASSUMED                TOTAL OUTSTANDING
                                  GROWTH FUND         ISSUED IN                        SHARES
                                PRE- COMBINATION   REORGANIZATION                POST- COMBINATION

SHARES OF BENEFICIAL INTEREST      13,947,753        20,067,712                      34,015,465

                               AZL LM GROWTH FUND  LMP GROWTH FUND  ADJUSTMENT   PRO FORMA COMBINED

NET ASSETS                       $  151,668,683    $  218,317,387   $  (98,500)    $  369,887,570
NET ASSET VALUE PER SHARE           $  10.87          $  10.48                        $  10.87

SHARES OUTSTANDING                 13,947,753        20,823,187      (755,475)       34,015,465

5.  FEDERAL INCOME TAX INFORMATION:

It is the LM Growth Fund's policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund's net assets or results of operations for the period ended June 30, 2008.



                                       8


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

AZL DAVIS NY VENTURE FUND
PRO FORMA
STATEMENT OF ASSETS AND LIABILTIES
JUNE 30, 2008
(UNAUDITED)

                                                                             AZL Davis NY       Pro Forma       Pro Forma
Assets                                                  AZL OCC Value Fund   Venture Fund      Adjustments      Combined
------------------------------------------------------- --------------------------------------------------------------------
Investment securities, at cost.......................     $ 400,173,373    $ 538,229,808       $         -    $.938,403,181
Investment securities, at value *^...................     $ 324,456,633    $ 570,751,592       $         -
     $...............................................895,208,225
Foreign currency, at value (cost $92,741)............                 -           92,964                 -          92,964
Interest and dividends receivable....................           483,635          549,596                 -       1,033,231
Reclaim receivable...................................                 -           25,568                 -          25,568
Receivable for capital shares issued.................                 -          398,322                 -         398,322
Receivable for investments sold......................         6,678,254           13,990                 -       6,692,244
Prepaid expenses.....................................             3,305            3,784                 -           7,089
Total Assets.........................................       331,621,827      571,835,816                 -     903,457,643

Liabilities
Payable for investments purchased....................                 -          673,851                 -         673,851
Payable for capital shares redeemed..................           763,952            1,262                 -         765,214
Payable for return of collateral received............        42,375,078       75,197,189                 -     117,572,267
Manager fees payable.................................           189,343          304,195                 -         493,538
Administration fees payable..........................            10,964           18,385                 -          29,349
Distribution fees payable............................            63,963          107,177                 -         171,140
Administrative and compliance services fees payable..             3,437            4,517                 -           7,954
Reorganization fees payable (B)......................                 -                -           125,000         125,000
Trustee fees payable.................................                29               46                 -              75
Other accrued liabilities............................            35,270           70,708                 -         322,135
Total Liabilities....................................        43,658,193       76,377,330           125,000     120,160,523
Net Assets...........................................     $ 287,963,634    $ 495,458,486       $ (125,000)   $..783,297,120



Net Assets Consist of:
Capital..............................................     $ 380,177,034    $ 450,076,059       $         -  $  830,253,093
Accumulated net investment income/(loss).............         7,279,509        6,539,972         (125,000)      13,694,481
Net realized gains/(losses) on investment transactions      (23,776,169)       6,316,639               -       (17,459,530)
Net unrealized appreciation/(depreciation) on investments   (75,716,740)      32,525,816               -       (43,190,924)
Net Assets...........................................     $ 287,963,634    $ 495,458,486       $ (125,000)  $   783,297,120
Shares of beneficial interest (unlimited number of
     shares authorized, no par value) (A)............        30,034,196       39,799,232       (6,912,437)      62,920,991
Net Asset Value (offering and redemption
     price per share) (A)............................             $9.59           $12.45               $ -          $12.45



* The AZL OCC Value Fund and AZL Davis NY Venture Fund include securities on loan of $40,307,975 and $71,983,001, respectively.

{circumflex}   Includes investment in affiliate of $35,888,964.

(A) Shares of the AZL OCC Value Fund are exchanged for new shares of the AZL Davis NY Venture Fund, to commence operations upon consummation of the merger.

(B) Represents the estimated reorganization fees and expenses that are expected to be paid by the Funds.

See accompanying notes to the Pro Forma financial statements.



                                       9


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

AZL DAVIS NY VENTURE FUND
PRO FORMA
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2008
(UNAUDITED)


                                                                             AZL Davis NY       Pro Forma       Pro Forma
Investment Income:                                      AZL OCC Value Fund   Venture Fund      Adjustments      Combined
------------------------------------------------------- --------------------------------------------------------------------

Interest.............................................     $     148,106    $    294,9000       $         -     $  443,006
Dividends............................................         9,666,171        9,369,627                 -      19,035,798
Income from securities lending.......................           249,801          268,023                 -         517,824
Foreign tax withholding..............................                 -          (24,500)                -          (24,500)
Total Investment Income..............................        10,064,078        9,908,050                 -      19,972,128

Expenses:
Manager fees.........................................         2,676,151        4,113,164               - A       6,789,315
Administration fees..................................           148,846          224,676                 -         373,522
Distribution fees....................................           892,050        1,371,146                 -       2,263,196
Custodian fees.......................................            45,987           68,818        (10,900) B         103,905
Administrative and compliance services fees..........            16,251           19,800                 -          36,051
Trustees' fees.......................................            22,904           35,162                 -          58,066
Professional fees....................................            69,552           71,391        (16,350) B         124,593
Shareholder reports..................................           107,596          106,276                 -         213,872
Reorganization fee...................................                 -                -           125,000         125,000
Other expenses.......................................            89,788           18,610        (51,560) B          56,838
Total expenses before reductions.....................         4,069,125        6,029,043            46,190      10,144,358
Less expenses waived/reimbursement by the Manager....          (57,780)        (123,697)       (269,733) A       (451,210)
Less expenses paid indirectly........................          (96,434)          (23,641)                -        (120,075)
Net Expenses.........................................         3,914,911        5,881,705         (223,543)       9,573,073
Net Investment Income/(Loss).........................         6,149,167        4,026,345           223,543      10,399,055

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and
     foreign currency transactions...................      (49,135,646)        3,358,004                 -    (45,777,642)
Change in unrealized appreciation/depreciation
     on investments..................................     (101,549,285)     (93,169,400)                 -    (194,718,685)

Net Realized and Unrealized Gains/(Losses)
     on Investments..................................     (150,684,931)     (89,811,396)                 -    (240,496,327)
Change in Net Assets Resulting from Operations.......     $(144,535,764)   $(85,785,051)       $   223,543 $  (230,097,272)


A Based on the contract in effect for the surviving AZL Davis NY Venture Fund. B Decrease due to the elimination of duplicative expenses achieved by merging the funds.


See accompanying notes to the Pro Forma financial statements.

                                       10


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

AZL DAVIS NY VENTURE FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

 1. DESCRIPTION OF THE FUND:

The AZL Davis NY Venture Fund, ("DNYV Fund") a series of the Allianz Variable Insurance Products Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a diversified, open-end investment company established as a Delaware statutory trust.

The Trust is authorized to issue an unlimited number of shares of the DNYV Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the DNYV Fund. However, only Class 2 Shares have been available since the DNYV Fund's inception. Shares of the DNYV Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the DP Small Cap Value. In addition, in the normal course of business, the DNYV Fund may enter into contracts with its vendors and others that provide for general indemnifications. The DNYV Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the DNYV Fund. However, based on experience, the DNYV Fund expects that risk of loss to be remote.

The pro forma adjustments and pro forma combined columns of the Statement of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the DNYV Fund and the AZL OCC Value Fund ("OCC Value Fund") were combined for the twelve-month period ended June 30, 2008. Manager, administration and distribution fees in the pro forma combined column are calculated at the projected rates in effect for the DNYV Fund based upon the combined net assets of the corresponding DNYV Fund and the OCC Value Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

 2.  BASIS OF COMBINATION:

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the OCC Value Fund a series of the Trust, by the DNYV Fund as if such acquisition had taken place as of July 1, 2007.

Under the terms of the Plan of Reorganization, the combination of DNYV Fund and OCC Value Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of OCC Value Fund in exchange for shares of DNYV Fund at the June 30, 2008 net asset value. The statement of assets and liabilities and the related statement of operation of OCC Value Fund and DNYV Fund have been combined as of and for the twelve-month period ended June 30, 2008. Following the acquisition, the DNYV Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles ("GAAP"), the historical cost of investment securities will be carried forward to the DNYV Fund and the results of operations for pre-combination periods of the DNYV Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of DNYV Fund and OCC Value Fund included in their respective semi-annual report dated June 30, 2008.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of OCC Value Fund by the DNYV Fund had taken place as of July 1, 2007.

3.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the DNYV Fund in the preparation of its financial statements. The policies conform to GAAP. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.


                                       11


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

SECURITY VALUATION
Effective January 1, 2008, the DNYV Fund adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." There was no impact to the DNYV Funds' net assets or results of operations upon adoption. SFAS No.157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (``NASDAQ'') are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees ("Trustees") or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

In accordance with procedures adopted by Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date, except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

FUTURES CONTRACTS
The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

REAL ESTATE INVESTMENT TRUSTS
The Fund may own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.



                                       12


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

DIVIDENDS TO SHAREHOLDERS
Dividends to shareholders are recorded on the ex-dividend date. The DNYV Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ``book/tax'' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

EXPENSE ALLOCATION
Expenses directly attributable to the DNYV Fund are charged directly to the DNYV Fund, while expenses attributable to more than one Fund of the Trust are allocated among the respective Funds of the Trust based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trust's based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the "Manager"), formerly known as Allianz Life Advisors, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

SECURITIES LENDING
To generate additional income, the DNYV Fund may lend up to 33[ ]1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The DNYV Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the DNYV Fund had the following amounts outstanding related to securities lending:

                    VALUE OF COLLATERAL          VALUE OF LOANED SECURITIES
 DNYV Fund            $ 117,572,267                   $ 112,290,976


                                       13


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

The DNYV Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.


COMMISSION RECAPTURE
Certain Funds of the Trust participate in a commission recapture program. The DNYV Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the DNYV Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as ``Expenses paid indirectly'' on the Statement of Operations.

4.  CAPITAL SHARES:

     The pro forma net asset value per share assumes the issuance of shares of the DNYV Fund that would have been issued at June 30, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of OCC Value Fund, as of June 30, 2008, divided by the net asset value per share of the shares of DNYV Fund as of June 30, 2008. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at June 30, 2008:



                                SHARES OF AZL DAVIS NY      SHARES ASSUMED
                                     VENTURE FUND             ISSUED IN                         TOTAL OUTSTANDING
                                   PRE- COMBINATION         REORGANIZATION                   SHARES POST- COMBINATION

SHARES OF BENEFICIAL INTEREST         39,799,232              23,121,759                            62,920,991

                               AZL DAVIS NY VENTURE FUND  AZL OCC VALUE FUND   ADJUSTMENT       PRO FORMA COMBINED

NET ASSETS                          $  495,458,486          $  287,963,634    $   (125,000)       $  783,297,120
NET ASSET VALUE PER SHARE              $  12.45                $  9.59                               $  12.45

SHARES OUTSTANDING                    39,799,232              30,034,196            -               62,920,991

5.  FEDERAL INCOME TAX INFORMATION:

It is the DNYV Fund's policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund's net assets or results of operations for the period ended June 30, 2008.



                                       14


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS

The Pro Forma Combined Schedules of Portfolio Investments on the following pages contain information about the securities holdings of the Pro Forma Combined Funds as of June 30, 2008. These holdings have changed and will continue to change over time due to normal portfolio turnover in response to changes in market conditions. Accordingly, it is expected that some of each Acquired fund's holdings may be sold subsequent to the Reorganization. It is also expected that any holdings of an Acquired Fund that are not compatible with the corresponding Acquiring Fund's investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization and that the proceeds of these sales will be held in temporary investments or reinvested in assets that are consistent with the Acquiring Fund's investment objective and policies. The portion of an Acquired Fund's assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by each Acquiring Fund's subadviser of the compatibility of those holdings with the Acquiring Fund's portfolio composition and investment objective and policies at the time of the Reorganization. Sales of an Acquired Fund's investments in connection with the Reorganization may occur at times and prices that are disadvantageous and could result in realizing gains, or losses, that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred at that time.



                                       15


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                JUNE 30, 2008
(UNAUDITED)
 AZL LEGG    AZL LMP LARGE   PRO FORMA          SECURITY DESCRIPTION           AZL LEGG MASON      AZL LMP LARGE      PRO FORMA
   MASON       CAP GROWTH     COMBINED                                        GROWTH FUND FAIR     CAP FUND FAIRE   COMBINED FAIR
GROWTH FUND   FUND SHARES      SHARES                                             VALUE ($)          VALUE ($)        VALUE ($)
  SHARES
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.4%)

AIR FREIGHT & LOGISTICS
(0.8%):
     37,700                      37,700  FedEx Corp.                                   2,970,383                        2,970,383

BEVERAGES (3.4%):
                    119,061     119,061  Coca-Cola Co.                                                   6,188,791      6,188,791
                    101,162     101,162  PepsiCo, Inc.                                                   6,432,891      6,432,891
                                                                                                        12,621,682     12,621,682

BIOTECHNOLOGY (10.9%):
                    233,446     233,446  Amgen, Inc. *                                                  11,009,313     11,009,313
                    147,850     147,850  Biogen, Inc. *                                                  8,263,336      8,263,336
                    217,884     217,884  Genetech, Inc. *                                               16,537,396     16,537,396
                    132,287     132,287  Vertex Pharmaceuticals, Inc. *                                  4,427,646      4,427,646
                                                                                                        40,237,691     40,237,691

CAPITAL MARKETS (3.0%):
                    148,907     148,907  Lehman Brothers Holdings,                                       2,949,848      2,949,848
                                         Inc.{circumflex}
     68,700         185,391     254,091  Merrill Lynch & Co., Inc.                     2,178,477         5,878,748      8,057,225
                                         {circumflex}
                                                                                       2,178,477         8,828,596     11,007,073

COMMUNICATIONS EQUIPMENT (10.8%):
    308,800         295,704     604,504  Cisco Systems, Inc.*                          7,182,688         6,878,075     14,060,763
    494,200                     494,200  Nokia Oyj                                    12,107,900                       12,107,900
    152,000         161,076     313,076  QUALCOMM, Inc.                                6,744,240         7,146,942     13,891,182
                                                                                      26,034,828        14,025,017     40,059,845

COMPUTERS & PERIPHERALS (0.7%):
    185,600                     185,600  EMC Corp. *                                   2,726,464                        2,726,464

CONSTRUCTION & ENGINEERING (5.8%):
     55,000                      55,000  Foster Wheeler, Ltd. *{circumflex}            4,023,250                        4,023,250
    263,800                     263,800  Quanta Services, Inc.                         8,776,626                        8,776,626
                                         *{circumflex}
    142,900                     142,900  Shaw Group, Inc. *{circumflex}                8,829,791                        8,829,791
                                                                                      21,629,667                       21,629,667

DIVERSIFIED FINANCIAL SERVICES (2.7%):
    259,500                     259,500  Citigroup, Inc.                               4,349,220                        4,349,220
                    217,883     217,883  NASDAQ Stock Market,                                            5,784,794      5,784,794
                                         Inc. *{circumflex}
                                                                                       4,349,220         5,784,794     10,134,014

ELECTRIC UTILITIES (1.3%):
    220,200                     220,200  Reliant Energy, Inc. *                        4,683,654                        4,683,654

ELECTRICAL EQUIPMENT (2.9%):
     96,400                      96,400  General Cable Corp. *{circumflex}             5,865,940                        5,865,940
    127,200                     127,200  Thomas & Betts Corp. *{circumflex}            4,814,520                        4,814,520
                                                                                      10,680,460                 -     10,680,460

ENERGY EQUIPMENT & SERVICES (1.0%):
     77,100                      77,100  Nabors Industries, Ltd.                       3,795,633                        3,795,633
                                         *{circumflex}

FOOD PRODUCTS (1.5%):
    192,800                     192,800  Krafts Foods, Inc.                            5,485,160                        5,485,160

                                       16


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information


PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                JUNE 30, 2008
(UNAUDITED)
 AZL LEGG    AZL LMP LARGE   PRO FORMA          SECURITY DESCRIPTION           AZL LEGG MASON      AZL LMP LARGE      PRO FORMA
   MASON       CAP GROWTH     COMBINED                                        GROWTH FUND FAIR     CAP FUND FAIRE   COMBINED FAIR
GROWTH FUND   FUND SHARES      SHARES                                             VALUE ($)          VALUE ($)        VALUE ($)
  SHARES
----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%):
                    101,163     101,163  Medtronic, Inc.                                                 5,235,185      5,235,185

HOUSEHOLD PRODUCTS (1.5%):
                     93,379      93,379  Procter & Gamble Co.                                            5,678,377      5,678,377
INDUSTRIAL CONGLOMERATES (0.8%):
                    108,940     108,940  General Electric Co.                                            2,907,609      2,907,609

INSURANCE (5.3%):
    122,100         178,979     301,079  American International Group, Inc.            3,230,766         4,735,784      7,966,550
                         96          96  Berkshire Hathaway, Inc., Class A*                             11,592,000     11,592,000
                                                                                       3,230,766        16,327,784     19,558,550

INTERNET & CATALOG RETAIL (7.3%):
    112,600         256,788     369,388  Amazon.com, Inc.*{circumflex}                 8,256,958        18,830,264     27,087,222

INTERNET SOFTWARE & SERVICES (10.5%):
                    295,703     295,703  Akamai Technologies, Inc.                                      10,287,508     10,287,508
                                         *{circumflex}
    324,300         256,794     581,094  eBay, Inc.*                                   8,863,119         7,018,180     15,881,299
      6,275                       6,275  Google, Inc., Class A*                        3,303,285                        3,303,285
    450,800                     450,800  Yahoo!, Inc. *                                9,313,528                        9,313,528
                                                                                      21,479,932        17,305,688     38,785,620

MACHINERY (1.2%):
     61,700                      61,700  Caterpillar, Inc.                             4,554,694                        4,554,694

MEDIA (3.5%):
                    303,482     303,482  Time Warner, Inc. {circumflex}                                  4,491,534      4,491,534
                    178,974     178,974  Walt Disney Co. (The)                                           5,583,989      5,583,989
    377,200                     377,200  XM Satellite Radio Holdings, Inc.,            2,957,248                        2,957,248
                                         Class A *{circumflex}
                                                                                       2,957,248        10,075,523     13,032,771

MULTILINE RETAIL (1.7%):
                     83,650      83,650  Sears Holdings Corp.*{circumflex}                                      59      6,161,659

OIL, GAS & CONSUMABLE FUELS (1.7%):
     53,900                      53,900  Halliburton Co.                               2,860,474                        2,860,474
     46,300                      46,300  XTO Energy, Inc.                              3,172,013                        3,172,013
                                                                                       6,032,487                 -      6,032,487

PHARMACEUTICALS (1.9%):
                    108,945     108,945  Johnson & Johnson Co.                                           7,009,521      7,009,521

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.6%):
                    326,826     326,826  Intel Corp                                                      7,020,222      7,020,222
                    155,630     155,630  NVIDIA Corp. *                                                  2,913,394      2,913,394
    204,100         295,700     499,800  Texas Instruments,                            5,747,456         8,326,912     14,074,368
                                         Inc.{circumflex}
                                                                                       5,747,456        18,260,528     24,007,984
SOFTWARE (8.2%):
    115,700         163,411     279,111  Electronic Arts, Inc. *                       5,140,551         7,260,351     12,400,902
                    171,199     171,199  Microsoft Corp.                                                 4,709,685      4,709,685
    236,300         389,080     625,380  Red Hat, Inc. *{circumflex}                   4,889,047         8,050,065     12,939,112
                                                                                      10,029,598        20,020,101     30,049,699


                                       17


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information



PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                JUNE 30, 2008
(UNAUDITED)
 AZL LEGG    AZL LMP LARGE   PRO FORMA          SECURITY DESCRIPTION           AZL LEGG MASON      AZL LMP LARGE      PRO FORMA
   MASON       CAP GROWTH     COMBINED                                        GROWTH FUND FAIR     CAP FUND FAIRE   COMBINED FAIR
GROWTH FUND   FUND SHARES      SHARES                                             VALUE ($)          VALUE ($)        VALUE ($)
  SHARES
----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.2%):
                    194,536     194,536  Home Depot, Inc.                                                4,556,033      4,556,033

THRIFTS & MORTGAGE FINANCE (0.8%):
    183,200                     183,200  Freddie Mac{circumflex}                       3,004,480                        3,004,480

TOTAL COMMON STOCKS (COST $376,616,899)                                              149,827,565       213,866,052    363,693,617


DEPOSIT ACCOUNT (0.8%):
                      1,538   2,916,598  NTRS London Deposit Account                   2,915,060             1,538      2,916,598
  2,915,060

TOTAL DEPOSIT ACCOUNT  (COST                                                           2,915,060             1,538      2,916,598
$2,916,598)


COLLATERAL FOR SECURITIES ON LOAN (19.8%):
                 35,888,964  35,888,964  Allianz Dresdner Daily Asset                                   35,888,964     35,888,964
                                         Fund #
                             37,507,710  Northern Trust Liquid                        37,507,710                       37,507,710
 37,507,710                              Institutional Asset Portfolio

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $73,396,674)                            37,507,710        35,888,964     73,396,674

U.S. GOVERNMENT AGENCY (1.4%):
                  5,291,000   5,291,000  Federal Home Loan Bank, 2.00%,                                  5,291,000      5,291,000
                                         7/1/08 (a)

TOTAL U.S. GOVERNMENT AGENCY (COST                                                                       5,291,000      5,291,000
$5,291,000)

TOTAL INVESTMENT SECURITIES (COST $458,221,171) (B)-120.4%                           190,250,335       255,047,554    445,297,889
NET OTHER ASSETS (LIABILITIES) -                                                    (38,581,652)      (36,730,167)   (75,311,819)
(20.4)%
ADJUSTMENT FOR REORGANIZATION FEES (C)                                                         -                 -       (98,500)

NET ASSETS - 100.0%                                                               $  151,668,683  $218,317,387        $ 369,887,570

Percentages indicated are based on net assets as of June 30, 2008.

{circumflex}   All or a portion of security is loaned as of June 30, 2008.
*              Non-income producing security
#              Investment in affiliate
ADR            American Depository Receipt
PLC            Public Liability Co.




(a)  The rate presented represents the effective yield at June 30, 2008.

(b) Cost for federal income tax purposes is $458,221,171. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

                           Unrealized appreciation                $42,339,698
                           Unrealized depreciation               (55,262,980)
                           Net unrealized                        (12,923,282)
                           appreciation

(c) Represents the estimated reorganization fees and expenses that are to be expected to be paid by the Funds.




                                       18


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

                   COUNTRY                 PERCENTAGE

                   United States              94.7%
                   Finland                    3.2%
                   Bermuda                    2.1%
                                             100.0%



                                       19


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 2008
(UNAUDITED)
 AZL DAVIS       AZL OCC     PRO FORMA   SECURITY DESCRIPTION                     AZL DAVIS NY         AZL OCC VALUE  PRO FORMA
NY VENTURE      VALUE FUND   COMBINED                                             VENTURE FUND FAIR    FUND FAIRE     COMBINED FAIR
FUND SHARES       SHARES      SHARES                                              VALUE ($)            VALUE ($)      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (94.0%)

AEROSPACE & DEFENSE
(2.0%):
                   124,700      124,700  Boeing Co. (The)                                                  8,195,284      8,195,284
                   131,000      131,000  Raytheon Co.                                                      7,372,680      7,372,680
                                                                                                          15,567,964     15,567,964

AIR FREIGHT & LOGISTICS
(0.3%):
     32,110                      32,110  United Parcel Service, Inc., Class B               1,973,802                     1,973,802

AUTOMOBILES (0.5%):
    105,500                     105,500  Harley-Davidson, Inc.{circumflex}                  3,825,430                     3,825,430

BEVERAGES (1.4%):
     90,400                      90,400  Diageo plc, ADR{circumflex}                        6,677,848                     6,677,848
     93,976                      93,976  Heineken Holding NV                                4,294,020                     4,294,020
                                                                                           10,971,868                    10,971,868

BIOTECHNOLOGY (0.7%):
                    55,000       55,000  ImClone Systems, Inc.*                                            2,225,300      2,225,300
                   138,100      138,100  Regeneron Pharmaceuticals,                                        1,994,164      1,994,164
                                         Inc.*{circumflex}
                   111,300      111,300  Theravance, Inc.*{circumflex}                                     1,321,131      1,321,131
                                                                                                           5,540,595      5,540,595

CAPITAL MARKETS (3.2%):
     65,600                      65,600  Ameriprise Financial, Inc.                         2,667,952                     2,667,952
    104,500                     104,500  E*TRADE Financial Corp.*{circumflex}                 328,130                       328,130
                   273,100      273,100  Lehman Brothers Holdings,                                         5,410,111      5,410,111
                                         Inc.{circumflex}
    336,700                     336,700  Merrill Lynch & Co., Inc.                         10,676,757                    10,676,757
     41,200         78,000      119,200  Morgan Stanley                                     1,486,084      2,813,460      4,299,544
     22,100                      22,100  State Street Corp.{circumflex}                     1,414,179                     1,414,179
                                                                                           16,573,102      8,223,571     24,796,673

CHEMICALS (0.4%):
                   138,000      138,000  Nalco Holding Co.{circumflex}                                     2,918,700      2,918,700

COMMERCIAL BANKS (4.0%):
    274,100        150,200      424,300  Bank of New York Mellon Corp.                     10,369,203      5,682,066     16,051,269
                   390,000      390,000  National City Corp.{circumflex}                                   1,860,300      1,860,300
     50,959                      50,959  Toronto-Dominion Bank (The){circumflex}            3,173,217                     3,173,217
    156,684                     156,684  Wachovia Corp.{circumflex}                         2,433,303                     2,433,303
    313,500                     313,500  Wells Fargo & Co.{circumflex}                      7,445,625                     7,445,625
                                                                                           23,421,348      7,542,366     30,963,714

COMMERCIAL SERVICES & SUPPLIES (1.0%):
                    70,000       70,000  Brady Corp., Class A{circumflex}                                  2,417,100      2,417,100
    214,600                     214,600  Iron Mountain, Inc.*{circumflex}                   5,697,630                     5,697,630
                                                                                            5,697,630      2,417,100      8,114,730


                                       20


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information



PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 2008
(UNAUDITED)
 AZL DAVIS       AZL OCC     PRO FORMA   SECURITY DESCRIPTION                     AZL DAVIS NY         AZL OCC VALUE  PRO FORMA
NY VENTURE      VALUE FUND   COMBINED                                             VENTURE FUND FAIR    FUND FAIRE     COMBINED FAIR
FUND SHARES       SHARES      SHARES                                              VALUE ($)            VALUE ($)      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%):
    109,600                     109,600  Cisco Systems, Inc.*                               2,549,296                     2,549,296
     76,100                      76,100  Tyco Electronics, Ltd.                             2,725,902                     2,725,902
                                                                                            5,275,198                     5,275,198

COMPUTERS & PERIPHERALS
(1.0%):
    170,606                     170,606  Dell, Inc.*                                        3,732,859                     3,732,859
     96,300                      96,300  Hewlett-Packard Co.                                4,257,423                     4,257,423
                                                                                            7,990,282                     7,990,282

CONSTRUCTION MATERIALS
(1.0%):
     48,700                      48,700  Martin Marietta Materials,                         5,044,833                     5,044,833
                                         Inc.{circumflex}
     48,900                      48,900  Vulcan Materials Co.{circumflex}                   2,923,242                     2,923,242
                                                                                            7,968,075                     7,968,075

CONSUMER FINANCE (2.4%):
    442,500                     442,500  American Express Co.                              16,668,975                    16,668,975
     24,630                      24,630  Visa, Inc., Class A*                               2,002,665                     2,002,665
                                                                                           18,671,640                    18,671,640

CONTAINERS & PACKAGING
(0.8%):
    316,900                     316,900  Sealed Air Corp.{circumflex}                       6,024,269                     6,024,269

DIVERSIFIED CONSUMER SERVICES (0.7%):
    258,400                     258,400  H&R Block, Inc.{circumflex}                        5,529,760                     5,529,760

DIVERSIFIED FINANCIAL SERVICES (6.4%):
                   152,000      152,000  Bank of America Corp.                                             3,628,240      3,628,240
                   201,000      201,000  Capital One Financial Corp.{circumflex}                           7,640,010      7,640,010
                   701,700      701,700  CIT Group, Inc.                                                   4,778,577      4,778,577
    122,200        354,000      476,200  Citigroup, Inc.                                    2,048,072      5,933,040      7,981,112
     33,470                      33,470  Discover Financial Services{circumflex}              440,800                       440,800
    387,236        255,300      642,536  JP Morgan Chase & Co.                             13,286,067      8,759,343     22,045,410
     99,600                      99,600  Moody's Corp.{circumflex}                          3,430,224                     3,430,224
                                                                                           19,205,163     30,739,210     49,944,373

ELECTRIC UTILITIES (1.7%):
                    89,900       89,900  Duke Energy Corp.                                                 1,562,462      1,562,462
                   344,000      344,000  Southern Co.{circumflex}                                         12,012,480     12,012,480
                                                                                                          13,574,942     13,574,942

ELECTRONIC EQUIPMENT & INSTRUMENTS
(0.7%):
    153,100                     153,100  Agilent Technologies, Inc.*{circumflex}            5,441,174                     5,441,174

ENERGY EQUIPMENT & SERVICES (0.7%):
     35,079                      35,079  Transocean, Inc.*                                  5,345,689                     5,345,689


                                       21


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information



PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 2008
(UNAUDITED)
 AZL DAVIS       AZL OCC     PRO FORMA   SECURITY DESCRIPTION                     AZL DAVIS NY         AZL OCC VALUE  PRO FORMA
NY VENTURE      VALUE FUND   COMBINED                                             VENTURE FUND FAIR    FUND FAIRE     COMBINED FAIR
FUND SHARES       SHARES      SHARES                                              VALUE ($)            VALUE ($)      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING
(4.9%):
    296,500                     296,500  Costco Wholesale  Corp.                           20,796,510                    20,796,510
    186,249                     186,249  CVS Caremark Corp.                                 7,369,873                     7,369,873
                   129,200      129,200  Supervalu, Inc.                                                   3,990,988      3,990,988
                   202,721      202,721  SYSCO Corp.{circumflex}                                           5,576,855      5,576,855
     42,000                      42,000  Whole Foods Market, Inc.{circumflex}                 994,980                       994,980
                                                                                           29,161,363      9,567,843     38,729,206

FOOD PRODUCTS (2.0%):
     27,200                      27,200  Hershey Co.{circumflex}                              891,616                       891,616
                    52,600       52,600  Smithfield Foods, Inc.*{circumflex}                               1,045,688      1,045,688
                   493,300      493,300  Unilever PLC ADR{circumflex}                                     14,014,653     14,014,653
                                                                                              891,616     15,060,341     15,951,957

HEALTH CARE EQUIPMENT & SUPPLIES
(0.5%):
     74,660                      74,660  Covidien, Ltd.                                     3,575,467                     3,575,467

HEALTH CARE PROVIDERS & SERVICES
(3.2%):
                    80,000       80,000  Aetna, Inc.                                                       3,242,400      3,242,400
     60,800                      60,800  Cardinal Health, Inc.{circumflex}                  3,136,064                     3,136,064
     68,400                      68,400  Express Scripts, Inc.*                             4,290,048                     4,290,048
    177,300                     177,300  UnitedHealth Group, Inc.                           4,654,125                     4,654,125
                   210,500      210,500  WellPoint, Inc.*{circumflex}                                     10,032,430     10,032,430
                                                                                           12,080,237     13,274,830     25,355,067

HOTELS, RESTAURANTS & LEISURE (1.2%):
                   263,000      263,000  Yum! Brands, Inc.                                                 9,228,670      9,228,670

HOUSEHOLD DURABLES (0.2%):
     20,500                      20,500  Garmin, Ltd.{circumflex}                             878,220                       878,220
     13,192                      13,192  Hunter Douglas NV{circumflex}                        797,304                       797,304
                                                                                            1,675,524                     1,675,524

HOUSEHOLD PRODUCTS (0.8%):
    101,300                     101,300  Procter & Gamble Co.                               6,160,053                     6,160,053

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS (0.2%):
     64,900                      64,900  AES Corp. (The)*                                   1,246,729                     1,246,729

INDUSTRIAL CONGLOMERATES
(3.2%):
                    71,000       71,000  3M Co.                                                            4,940,890      4,940,890
    939,666                     939,666  China Merchants Holdings International             3,625,818                     3,625,818
                                         Co., Ltd.{circumflex}
    237,100        289,000      526,100  General Electric Co.                               6,328,199      7,713,410     14,041,609
     19,600                      19,600  Siemens AG                                         2,157,899                     2,157,899
                                                                                           12,111,916     12,654,300     24,766,216


                                       22


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information



PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 2008
(UNAUDITED)
 AZL DAVIS       AZL OCC     PRO FORMA   SECURITY DESCRIPTION                     AZL DAVIS NY         AZL OCC VALUE  PRO FORMA
NY VENTURE      VALUE FUND   COMBINED                                             VENTURE FUND FAIR    FUND FAIRE     COMBINED FAIR
FUND SHARES       SHARES      SHARES                                              VALUE ($)            VALUE ($)      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------

INSURANCE (9.4%):
                    58,000       58,000  Allstate Corp. (The)                                              2,644,220      2,644,220
    151,065                     151,065  AMBAC Financial  Group,                              202,427                       202,427
                                         Inc.{circumflex}
    386,550         65,600      452,150  American International Group, Inc.                10,228,113      1,735,776     11,963,889
     97,700                      97,700  Aon Corp.                                          4,488,338                     4,488,338
        131                         131  Berkshire Hathaway, Inc., Class A*                15,818,250                    15,818,250
        153                         153  Berkshire Hathaway, Inc., Class                      613,836                       613,836
                                         B*{circumflex}
      6,900                       6,900  Everest Re Group, Ltd.                               549,999                       549,999
                    41,000       41,000  Genworth Financial, Inc.{circumflex}                                730,210        730,210
                    54,000       54,000  Hartford Financial Services Group, Inc.                           3,486,780      3,486,780
    249,800                     249,800  Loews Corp.                                       11,715,620                    11,715,620
        960                         960  Markel Corp.*{circumflex}                            352,320                       352,320
     40,200        215,870      256,070  MBIA, Inc.{circumflex}                               176,478        947,669      1,124,147
    295,400                     295,400  NIPPONKOA Insurance Co.,                           2,568,381                     2,568,381
                                         Ltd.{circumflex}
     28,800                      28,800  Principal Financial Group,                         1,208,736                     1,208,736
                                         Inc.{circumflex}
    454,760                     454,760  Progressive Corp. (The){circumflex}                8,513,107                     8,513,107
     17,400                      17,400  Sun Life Financial, Inc.{circumflex}                 712,530                       712,530
     78,400                      78,400  Tokio Marine Holdings, Inc.                        3,051,990                     3,051,990
     70,800                      70,800  Transatlantic Holdings,                            3,998,076                     3,998,076
                                         Inc.{circumflex}
                                                                                           64,198,201      9,544,655     73,742,856

INTERNET & CATALOG RETAIL
(0.3%):
     19,800                      19,800  Amazon.com, Inc.*{circumflex}                      1,451,934                     1,451,934
     71,550                      71,550  Liberty Media Corp. - Interactive,                 1,056,078                     1,056,078
                                         Series A*
                                                                                            2,508,012                     2,508,012

INTERNET SOFTWARE & SERVICES (0.8%):
     46,500                      46,500  eBay, Inc.*                                        1,270,845                     1,270,845
      9,010                       9,010  Google, Inc., Class A*                             4,743,044                     4,743,044
                                                                                            6,013,889                     6,013,889

MACHINERY (0.0%):
      7,700                       7,700  PACCAR, Inc.{circumflex}                             322,091                       322,091

MARINE (0.5%):
    732,000                     732,000  China Shipping Development Co., Ltd.,              2,191,043                     2,191,043
                                         Share H
     21,400                      21,400  Kuehne & Nagel International AG                    2,025,094                     2,025,094
                                                                                            4,216,137                     4,216,137


                                       23


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information



PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 2008
(UNAUDITED)
 AZL DAVIS       AZL OCC     PRO FORMA   SECURITY DESCRIPTION                     AZL DAVIS NY         AZL OCC VALUE  PRO FORMA
NY VENTURE      VALUE FUND   COMBINED                                             VENTURE FUND FAIR    FUND FAIRE     COMBINED FAIR
FUND SHARES       SHARES      SHARES                                              VALUE ($)            VALUE ($)      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------

MEDIA
(3.4%):
    537,700                     537,700  Comcast Corp., Class A{circumflex}                10,087,252                    10,087,252
    229,800                     229,800  Grupo Televisa SA, ADR                             5,427,876                     5,427,876
     15,500                      15,500  Lagardere S.C.A.                                     880,844                       880,844
     13,790                      13,790  Liberty Media Corp. - Capital, Series                198,576                       198,576
                                         A*{circumflex}
     55,160                      55,160  Liberty Media Corp. - Entertainment,               1,336,527                     1,336,527
                                         Series A*
    382,500                     382,500  News Corp.                                         5,752,800                     5,752,800
      8,170                       8,170  Virgin Media, Inc.                                   111,193                       111,193
     61,000                      61,000  WPP Group plc, ADR{circumflex}                     2,917,020                     2,917,020
                                                                                           26,712,088                    26,712,088

METALS & MINING (0.6%):
     52,100                      52,100  BHP Billiton plc                                   2,000,869                     2,000,869
     22,000                      22,000  Rio Tinto plc                                      2,697,041                     2,697,041
                                                                                            4,697,910                     4,697,910

MULTI-UTILITIES (0.4%):
                    59,200       59,200  Dominion Resources, Inc.                                          2,811,408      2,811,408

MULTILINE RETAIL (1.4%):
                   198,100      198,100  Family Dollar Stores, Inc.{circumflex}                            3,950,114      3,950,114
     17,500                      17,500  Sears Holdings Corp.*{circumflex}                  1,289,050                     1,289,050
                    95,000       95,000  Wal-Mart Stores, Inc.                                             5,339,000      5,339,000
                                                                                            1,289,050      9,289,114     10,578,164

OIL, GAS & CONSUMABLE FUELS (20.1%):
                   206,000      206,000  BP plc, ADR{circumflex}                                          14,331,420     14,331,420
    132,600                     132,600  Canadian Natural Resources, Ltd.                  13,293,150                    13,293,150
                   180,700      180,700  ChevronTexaco Corp.                                              17,912,791     17,912,791
  1,869,400                   1,869,400  China Coal Energy Co., Share                       3,262,076                     3,262,076
                                         H{circumflex}
    244,100        224,900      469,000  ConocoPhillips                                    23,040,599     21,228,311     44,268,910
    166,000                     166,000  Devon Energy Corp.                                19,946,560                    19,946,560
    133,100                     133,100  EOG Resources, Inc.                               17,462,720                    17,462,720
                    94,700       94,700  Hess Corp.                                                       11,950,193     11,950,193
    156,100                     156,100  Occidental Petroleum Corp.                        14,027,146                    14,027,146
      1,400                       1,400  OGX Petroleo e Gas Participacoes SA*               1,106,818                     1,106,818
                                                                                           92,139,069     65,422,715    157,561,784

PAPER & FOREST PRODUCTS (0.3%):
    140,700                     140,700  Sino-Forest Corp., Class A                         2,465,080                     2,465,080

PERSONAL PRODUCTS (0.2%):
     38,200                      38,200  Avon Products, Inc.{circumflex}                    1,375,964                     1,375,964


                                       24


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information



PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 2008
(UNAUDITED)
 AZL DAVIS       AZL OCC     PRO FORMA   SECURITY DESCRIPTION                     AZL DAVIS NY         AZL OCC VALUE  PRO FORMA
NY VENTURE      VALUE FUND   COMBINED                                             VENTURE FUND FAIR    FUND FAIRE     COMBINED FAIR
FUND SHARES       SHARES      SHARES                                              VALUE ($)            VALUE ($)      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%):
     33,600                      33,600  Johnson & Johnson Co.                              2,161,824                     2,161,824
                   156,500      156,500  Sepracor, Inc.*{circumflex}                                       3,117,480      3,117,480
                                                                                            2,161,824      3,117,480      5,279,304

REAL ESTATE INVESTMENT TRUSTS (REITS)
(1.7%):
                   553,000      553,000  Annaly Capital Management,                                        8,577,030      8,577,030
                                         Inc.{circumflex}
                   394,300      394,300  CapitalSource, Inc.{circumflex}                                   4,368,844      4,368,844
                                                                                                          12,945,874     12,945,874

REAL ESTATE MANAGEMENT & DEVELOPMENT
(0.4%):
     41,400                      41,400  Brookfield Asset Management, Inc.,                 1,347,156                     1,347,156
                                         Class A
    429,000                     429,000  Hang Lung Group, Ltd.                              1,903,738                     1,903,738
                                                                                            3,250,894                     3,250,894

ROAD & RAIL (0.1%):
     88,504                      88,504  Toll Holdings, Ltd.{circumflex}                      512,038                       512,038

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT (1.1%):
                   120,800      120,800  Fairchild Semiconductor International,                            1,416,984      1,416,984
                                         Inc.*{circumflex}
                    38,600       38,600  KLA-Tencor Corp.{circumflex}                                      1,571,406      1,571,406
    212,000                     212,000  Texas Instruments, Inc.{circumflex}                5,969,920                     5,969,920
                                                                                            5,969,920      2,988,390      8,958,310

SOFTWARE (1.7%):
    349,400        132,000      481,400  Microsoft Corp.                                    9,611,994      3,631,320     13,243,314

SPECIALTY RETAIL (1.9%):
    146,400                     146,400  Bed Bath & Beyond, Inc.*{circumflex}               4,113,840                     4,113,840
    194,400                     194,400  CarMax, Inc.*{circumflex}                          2,758,536                     2,758,536
     73,400                      73,400  Lowe's Cos., Inc.                                  1,523,050                     1,523,050
                   102,700      102,700  PetSmart, Inc.{circumflex}                                        2,048,865      2,048,865
     45,300                      45,300  Staples, Inc.{circumflex}                               ,875                     1,075,875
     74,600                      74,600  Tyco International, Ltd.                           2,986,984                     2,986,984
                                                                                           12,458,285      2,048,865     14,507,150

THRIFTS & MORTGAGE FINANCE (0.6%):
                   145,500      145,500  Fannie Mae{circumflex}                                            2,838,705      2,838,705
                    88,000       88,000  Freddie Mac{circumflex}                                           1,443,200      1,443,200
                   153,700      153,700  PMI Group, Inc.{circumflex}                                         299,715        299,715
                                                                                                           4,581,620      4,581,620

TEXTILES, APPAREL & LUXURY GOODS
(0.1%):
     17,800                      17,800  Compagnie Financiere Richemont AG                    983,248                       983,248

TOBACCO (2.3%):
    263,900                     263,900  Altria Group, Inc.{circumflex}                     5,425,784                     5,425,784
    253,900                     253,900  Philip Morris International, Inc.                 12,540,121                    12,540,121
                                                                                           17,965,905                    17,965,905

                                       25


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information



PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                                                  JUNE 30, 2008
(UNAUDITED)
 AZL DAVIS       AZL OCC     PRO FORMA   SECURITY DESCRIPTION                     AZL DAVIS NY         AZL OCC VALUE  PRO FORMA
NY VENTURE      VALUE FUND   COMBINED                                             VENTURE FUND FAIR    FUND FAIRE     COMBINED FAIR
FUND SHARES       SHARES      SHARES                                              VALUE ($)            VALUE ($)      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%):
     62,900                      62,900  Asciano Group{circumflex}                            209,718                       209,718
    575,320                     575,320  Cosco Pacific, Ltd.                                  941,841                       941,841
                                                                                            1,151,559                     1,151,559

WIRELESS TELECOMMUNICATION SERVICES
(0.3%):
    256,500                     256,500  Sprint Nextel Corp.                                2,436,750                     2,436,750


TOTAL COMMON STOCKS (COST $779,144,072)                                                   473,257,243    262,691,873    735,949,116


DEPOSIT ACCOUNT (5.3%):
                19,389,682   41,686,842  NTRS London Deposit Account                       22,297,160     19,389,682     41,686,842
 22,297,160

TOTAL DEPOSIT ACCOUNT   (COST                                                              22,297,160     19,389,682     41,686,842
$41,686,842)


COLLATERAL FOR SECURITIES ON LOAN
(15.0%):
                42,375,078  117,572,267  Northern Trust Liquid                             75,197,189     42,375,078    117,572,267
 75,197,189                              Institutional Asset Portfolio
                                                                                           75,197,189     42,375,078    117,572,267

TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $117,572,267)

TOTAL INVESTMENT SECURITIES (COST $938,403,181) (A)-114.3%                                570,751,592    324,456,633    895,208,225
NET OTHER ASSETS (LIABILITIES) -                                                         (75,293,106)   (36,492,999)  (111,786,105)
(14.3)%
ADJUSTMENT FOR                                                                                                            (125,000)
REORGANIZATION FEES (B)

NET ASSETS - 100.0%                                                                    $  495,458,486              $              $
                                                                                                         287,963,634    783,297,120




           Percentages indicated are based on net assets as of June 30, 2008.

{circumflex}   All or a portion of security is loaned as of June 30, 2008.
{circumflex}   Non-income producing security
ADR            American Depository Receipt
PLC            Public Liability Co.





(a) Cost for federal income tax purposes is $938,403,181. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

     Unrealized appreciation                              $     118,158,524
     Unrealized depreciation                                  (161,353,480)
     Net unrealized appreciation                               (43,194,956)

(b) Represents the estimated reorganization fees and expenses that are to be expected to be paid by the Funds.





                                       26


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

                       COUNTRY                      PERCENTAGE

                       United States                   85.2%
                       Canada                          2.7%
                       United Kingdom                  5.5%
                       Bermuda                         1.3%
                       Hong Kong                       0.8%
                       Cayman Islands                  0.8%
                       Japan                           0.7%
                       China                           0.7%
                       Mexico                          0.7%
                       Netherlands                     0.6%
                       Switzerland                     0.4%
                       Germany                         0.3%
                       Brazil                          0.1%
                       France                          0.1%
                       Australia                       0.1%
                                                      100.0%




                                       27


       The Allianz Variable Insurance Products Trust {diamond-suit} Proxy
                 Statement/Statement of Additional Information







                                     PART C

                                OTHER INFORMATION
                              _____________________

ITEM 15. INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 16. EXHIBITS

Exhibit
Number Description of Exhibit
----------------------------
(1) Agreement and Declaration of Trust, dated July 13, 1999, filed on July 21, 1999 as Exhibit (a) to Registration Statement No. 333-83423, is incorporated by reference.


(2)             By-laws, dated July 13, 1999, filed on July 21, 1999 as Exhibit
                (b) to Registration Statement No. 333-83423, is incorporated by reference.


(3)             Not Applicable.


(4) Form of Agreement and Plan of Reorganization. (Included as Exhibit A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)


(5)             See (1) above.


(6)(a) Investment Management Agreement, dated April 27, 2001, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, filed on October 24, 2001 as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.


(6)(a)(i) Amended Schedule A, dated May 1, 2007, to Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001, filed on April 27, 2007 as Exhibit (d)(1)(i) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(a)(ii) Attachment 1 dated May 1, 2007 to Schedule A, dated May 1, 2007, to the Investment Management Agreement dated April 27, 2001, filed on April 27, 2007 as Exhibit (d)(1)(ii) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(a)(iii)*    Attachment 1 dated July 1, 2008 to Schedule A, dated May 1,2007, to the Investment Management Agreement dated April 27, 2001, filed herewith.


(6)(b) Portfolio Management Agreement, dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(b)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit
                (d)(2)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(b)(ii) Amended Schedule A, dated March 28, 2005, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(c) Subadvisory Agreement, dated November 28, 2007, between Allianz Life Advisers, LLC, and BlackRock Institutional Management Corporation, filed on April 29, 2008 as
                Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(6)(d) Subadvisory Agreement, dated July 6, 2006, between Allianz Life Advisers, LLC and Columbia Management Advisers, LLC, filed on December 27, 2006 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(e) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., filed on December 27, 2006 as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(e)(i) Amendment, dated March 8, 2004, to the Portfolio Management Agreement dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., filed on December 27, 2006 as Exhibit (d)(4)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(e)(ii)**    Amended and Restated Subadvisory Agreement, dated July 1, 2008, between Allianz Investment Management LLC, and Davis Selected
                Advisers, L.P., to be filed by amendment.


(6)(f) Subadvisory Agreement dated May 1, 2007 between Allianz Life Advisers, LLC, and The Dreyfus Corporation, filed on April 27, 2007 as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(g) Amended and Restated Subadvisory Agreement, dated May 1, 2007, between Allianz Investment Management LLC and First Trust Advisors L.P., filed on April 27, 2007 as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(h) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC, filed on December 27, 2006 as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(i) Portfolio Management Agreement, dated April 12, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Franklin Advisory Services, LLC, filed on December 27, 2006 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(j) Portfolio Management Agreement, dated April 29, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Jennison Associates LLC, filed on December 27, 2006 as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(k) Portfolio Management Agreement, dated July 27, 2004 between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., filed on February 2, 2005 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 14, is incorporated by reference.


(6)(k)(i) First Amendment to Portfolio Management Agrement and Amended Schedule A, dated April 4, 2005, to Portfolio Management Agreement dated July 27, 2004, between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., filed on December 27, 2006 as Exhibit
                (d)(10)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(l) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Neuberger Berman Management Inc., filed on April 27, 2006 as Exhibit (d)(17) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(6)(m) Subadvisory Agreement, dated May 1, 2007, between Allianz Life Advisers, LLC and Nicholas-Applegate Capital Management LLC, filed on April 27, 2007 as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(n) Subadvisory Agreement, dated August 24, 2006, between Allianz Life Advisers, LLC, and Oppenheimer Capital, LLC, filed on December 27, 2006 as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(o) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on April 27, 2006 as Exhibit (d)(20) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(6)(o)(i) Amended Schedule A, dated August 28, 2006, to the Subadvisory Agreement dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on December 27, 2006 as Exhibit (d)(13)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(p) Amended and Restated Subadvisory Agreement, dated May 1, 2007, between Allianz Life Advisers, LLC and Pacific Investment Management Company LLC, filed on April 27, 2007 as Exhibit
                (d)(15) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(q) Sub-Subadvisory Agreement dated April 30, 2007, between Allianz Life Advisers, LLC, Pacific Investment Management Company LLC, and Research Affiliates LLC, filed on April 27, 2007 as Exhibit
                (d)(16) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(r) Portfolio Management Agreement, dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, filed on April 27, 2006 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(6)(r)(i) First Amendment to Portfolio Management Agreement, dated September 30, 2006, to the Portfolio Management Agreement dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc (ClearBridge Advisors, LLC is the successor as of 10-1-06), filed on December 27, 2006 as Exhibit (d)(16)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(6)(r)(ii) Amended Schedule A to the Portfolio Management Agreement dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, filed on April 27, 2007 as Exhibit (d)(18)(ii) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(s) Subadvisory Agreement, dated February 23, 2007, between Allianz Life Advisers, LLC and Schroder Investment Management North America Inc, filed on April 27, 2007 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(6)(t) Subadvisory Agreement, dated June 13, 2007, between Allianz Life Advisers, LLC and Turner Investment Partners, Inc., filed on June 22, 2007 as Exhibit (6)(t) to Registrant's Registration Statement on Form N-14, is incorporated by reference.


(6)(u) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Van Kampen Asset Management, filed on April 27, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(7)(a) Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008 as
                Exhibit (e)(1) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(7)(b) Participation Agreement dated August 28, 2007 between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 29, 2008 as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(7)(c) Participation Agreement dated August 28, 2007 between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services,
                LLC, filed on April 29, 2008 as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(8)             Not applicable.


(9) Custody Agreement Amended and Restated, dated May 31, 2001, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on December 27, 2006 as Exhibit
                (g) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(10)(a) Rule 12b-1 Plan of Distribution, filed on October 26, 1999 as Exhibit (m) to Registrant's Pre-Effective Amendment No. 2, is incorporated by reference.


(10)(b) Rule 18f-3 Multiple Class Plan, dated February 23, 2007 for the Allianz Variable Insurance Products Trust, filed on April 27, 2007 as Exhibit (n) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(11)** Opinion and consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered, to be filed by amendment.


(12)** Opinion and consent of Dorsey & Whitney LLP with respect to tax matters, to be filed by amendment.


(13)(a) Amended and Restated Services Agreement dated October 23, 2007 between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed on April 29, 2008 as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(13)(b) Administrative Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(13)(c) Chief Compliance Officer Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(13)(d) Compliance Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(13)(e) Amended Expense Limitation Agreement, dated May 1, 2008 between Allianz Life Advisers LLC and Allianz Variable Insurance Products Trust, filed on April 29, 2008 as Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(13)(f) Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on April 28, 2004 as Exhibit
                (h)(7) to Registrant's Post-Effective Amendment No. 13, is incorporated by reference.


(13)(f)(i) Amended Schedule C, dated January 1, 2006, to the Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on December 27, 2006 as Exhibit (h)(6)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(13)(f)(ii) List of Lending Funds dated April 18, 2007 to Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on April 27, 2007 as Exhibit (h)(6)(ii) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(13)(f)(iii)**  Amendment dated May 6, 2008 to the Securities Lending
                Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, to be filed by amendment.


(13)(g) Securities Lending Authorization Agreement, dated December 16, 2004, between Dresdner Bank AG, New York Branch and USAllianz Variable Insurance Products Trust, , filed on April 29, 2005 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


(13)(g)(i) Exhibit A dated March 27, 2007 to the Securities Lending Authorization Agreement, dated December 16, 2004, between Dresdner Bank AG, New York Branch and USAllianz Variable Insurance Products Trust, filed on April 27, 2007 as Exhibit
                (h)(7)(i) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(13)(h) Brokerage Transaction Agreement dated February 6, 2003 between Lynch, Jone & Ryan Inc., and USAllianz Investor Services, filed on December 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(14)** Consent of KPMG LLP with respect to financial statements of the Registrant, to be filed by amendment.


(15)            Not applicable.


(16)*           Powers of attorney, filed herewith.


(17)(a)** Form of contract holder voting instructions, to be filed by amendment.


(17)(b)**       Telephone Voting Instructions, to be filed by amendment.


(17)(c)* Prospectus of the acquiring funds dated September __, 2008 for shares of the Allianz Variable Insurance Products trust, filed herewith.


(17)(d) Prospectus of the acquired funds dated May 1, 2008 for shares of the Allianz Variable Insurance Products trust, filed on April 29, 2008 as part of Registrants Post Effective Amendment No. 24, is incorporated by reference.


(17)(e) Annual reports of the acquired funds, as of December 31, 2007, for the Allianz Variable Insurance Products trust, filed by Registrant on March 10, 2087 under form N-CSR, are incorporated by reference.



____________________________

     *filed herewith
    **to be filed by amendment


ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.



                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Golden Valley, and the state of Minnesota on the 15th day of August, 2008.


                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST (Registrant)

                                          By:  /s/ Jeffrey Kletti
                                          ------------------------------------
                                          Jeffrey Kletti, President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on August 15, 2008.


SIGNATURE                                     TITLE
----------                                    ---------

/s/ Peter R. Burnim*                          Trustee
---------------------------
Peter R. Burnim

/s/ Peggy L. Ettestad*                        Trustee
---------------------------
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*                      Trustee
---------------------------
Roger A. Gelfenbien

/s/ Dickson W. Lewis*                         Trustee
---------------------------
Dickson W. Lewis

/s/ Peter W. McClean*                         Trustee
---------------------------
Peter W. McClean

/s/ Arthur C. Reeds III*                      Trustee
---------------------------
Arthur C. Reeds III

/s/ Troy Sheets                               Treasurer (principal financial and
---------------------------                   accounting officer)
Troy Sheets



By:   /s/ Jeffrey W. Kletti
      ---------------------------
      Jeffrey Kletti, President and Trustee

*Pursuant to powers of attorney filed as Exhibit 16 to this Registration
 Statement

                                    EXHIBITS

                                       TO

                                    FORM N-14

                     ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST


                                INDEX TO EXHIBITS


EXHIBIT
EX-99.6aiii  Attachment 1 to Investment Management Agreement
EX-99.16     Powers of Attorney
EX-99.17c    Allianz VIP Trust Acquiring Funds Prospectus September __, 2008